Schedule of Investments (unaudited)	iShares® ESG Aware 1-5 Year USD Corporate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.0%
Interpublic Group of Companies Inc. (The), 4.65%,
10/01/28 (Call 07/01/28)	$250	$243,430

Aerospace & Defense — 0.3%
Hexcel Corp.
4.20%, 02/15/27 (Call 11/15/26)	930	892,305
4.95%, 08/15/25 (Call 05/15/25)	105	103,676
Northrop Grumman Corp., 4.60%, 02/01/29
(Call 01/01/29)	310	303,389
RTX Corp.
2.65%, 11/01/26 (Call 08/01/26)	45	42,381
3.13%, 05/04/27 (Call 02/04/27)	15	14,195
3.50%, 03/15/27 (Call 12/15/26)	30	28,704
3.95%, 08/16/25 (Call 06/16/25)	68	66,805
4.13%, 11/16/28 (Call 08/16/28)	355	340,126
5.75%, 11/08/26 (Call 10/08/26)	490	494,850
5.75%, 01/15/29 (Call 12/15/28)	365	374,028
		2,660,459
Agriculture — 0.8%
Archer-Daniels-Midland Co., 2.50%, 08/11/26
(Call 05/11/26)	35	33,081
Bunge Ltd. Finance Corp.
1.63%, 08/17/25 (Call 07/17/25)	4,031	3,845,780
3.25%, 08/15/26 (Call 05/15/26)	3,080	2,938,934
3.75%, 09/25/27 (Call 06/25/27)	305	290,290
		7,108,085
Airlines — 0.0%
Delta Air Lines Pass Through Trust, Series 2020,
Class AA, 2.00%, 12/10/29(a)	95	86,042
Southwest Airlines Co., 5.13%, 06/15/27
(Call 04/15/27)	120	119,207
		205,249
Apparel — 0.4%
PVH Corp., 4.63%, 07/10/25 (Call 06/10/25)	957	943,736
Tapestry Inc.
4.13%, 07/15/27 (Call 04/15/27)(a)	10	9,516
7.05%, 11/27/25	185	188,048
7.35%, 11/27/28 (Call 10/27/28)	585	605,822
VF Corp., 2.80%, 04/23/27 (Call 02/23/27)(a)	1,720	1,560,190
		3,307,312
Auto Manufacturers — 2.0%
American Honda Finance Corp.
1.00%, 09/10/25	127	120,194
1.30%, 09/09/26(a)	73	66,949
2.00%, 03/24/28	10	8,954
2.25%, 01/12/29	410	363,010
2.30%, 09/09/26	65	60,983
4.70%, 01/12/28	1,885	1,866,594
4.75%, 01/12/26	60	59,554
4.90%, 03/12/27(a)	235	233,747
4.90%, 03/13/29	550	545,743
4.95%, 01/09/26	300	298,561
5.13%, 07/07/28(a)	795	797,263
5.25%, 07/07/26	210	210,136
5.65%, 11/15/28(a)	545	557,229
Cummins Inc.
0.75%, 09/01/25 (Call 08/01/25)(a)	1,980	1,875,837
4.90%, 02/20/29 (Call 01/20/29)	800	798,957
Security	Par (000)	Value

Auto Manufacturers (continued)
Ford Motor Credit Co. LLC
2.90%, 02/16/28 (Call 12/16/27)	$1,875	$1,688,610
4.13%, 08/17/27 (Call 06/17/27)	1,040	985,891
6.80%, 11/07/28 (Call 10/07/28)	595	614,344
7.35%, 11/04/27 (Call 10/04/27)	55	57,285
General Motors Co., 6.80%, 10/01/27
(Call 08/01/27)(a)	45	46,653
General Motors Financial Co. Inc.
1.50%, 06/10/26 (Call 05/10/26)	85	78,439
2.35%, 02/26/27 (Call 01/26/27)	895	824,415
2.40%, 10/15/28 (Call 08/15/28)	175	153,771
2.70%, 08/20/27 (Call 06/20/27)	60	55,213
2.75%, 06/20/25 (Call 05/20/25)	145	140,630
3.85%, 01/05/28 (Call 10/05/27)	25	23,623
4.00%, 10/06/26 (Call 07/06/26)(a)	80	77,307
4.30%, 07/13/25 (Call 04/13/25)	102	100,509
4.35%, 01/17/27 (Call 10/17/26)	125	121,721
5.00%, 04/09/27 (Call 03/09/27)	1,180	1,167,067
5.40%, 05/08/27	90	89,874
5.80%, 06/23/28 (Call 05/23/28)	40	40,320
5.80%, 01/07/29 (Call 12/07/28)	290	292,051
6.00%, 01/09/28 (Call 12/09/27)(a)	390	395,886
Honda Motor Co. Ltd., 2.53%, 03/10/27
(Call 02/10/27)(a)	45	42,073
Toyota Motor Credit Corp.
1.15%, 08/13/27	590	523,367
1.90%, 01/13/27(a)	160	147,575
1.90%, 04/06/28	5	4,469
3.20%, 01/11/27	170	162,206
4.55%, 09/20/27	880	867,745
5.00%, 08/14/26	180	179,387
5.05%, 05/16/29	175	174,720
5.20%, 05/15/26	175	174,971
5.25%, 09/11/28	175	176,527
5.45%, 11/10/27	35	35,459
		17,305,819
Auto Parts & Equipment — 0.2%
Aptiv PLC, 4.35%, 03/15/29 (Call 12/15/28)	810	776,817
BorgWarner Inc., 2.65%, 07/01/27 (Call 05/01/27)	640	591,162
Lear Corp., 3.80%, 09/15/27 (Call 06/15/27)	55	52,475
		1,420,454
Banks — 31.2%
Banco Bilbao Vizcaya Argentaria SA
1.13%, 09/18/25	6,733	6,358,504
5.38%, 03/13/29	200	200,086
6.14%, 09/14/28 (Call 09/14/27),
(1-year CMT + 2.700%)(a)(b)	585	595,599
Banco Santander SA
1.72%, 09/14/27 (Call 09/14/26),
(1-year CMT + 0.900%)(b)	390	356,271
1.85%, 03/25/26	1,637	1,531,659
3.80%, 02/23/28	400	376,484
4.18%, 03/24/28 (Call 03/24/27),
(1-year CMT + 2.000%)(b)	1,195	1,147,336
4.25%, 04/11/27	565	546,101
4.38%, 04/12/28	450	430,545
5.18%, 11/19/25	412	407,812
5.29%, 08/18/27	20	19,824
5.54%, 03/14/30 (Call 03/14/29),
(1-year CMT + 1.450%)(b)	600	595,591

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware 1-5 Year USD Corporate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
5.59%, 08/08/28	$800	$804,706
6.53%, 11/07/27 (Call 11/07/26),
(1-year CMT + 1.650%)(b)	400	408,347
6.61%, 11/07/28(a)	410	429,636
Bank of America Corp.
1.20%, 10/24/26 (Call 10/24/25),
(1-day SOFR + 1.010%)(b)	470	442,036
1.32%, 06/19/26 (Call 06/19/25),
(1-day SOFR + 1.150%)(b)	400	382,005
1.73%, 07/22/27 (Call 07/22/26),
(1-day SOFR + 0.960%)(b)	2,444	2,256,836
2.09%, 06/14/29 (Call 06/14/28),
(1-day SOFR + 1.060%)(b)	895	789,332
2.55%, 02/04/28 (Call 02/04/27),
(1-day SOFR + 1.050%)(b)	780	724,836
3.25%, 10/21/27 (Call 10/21/26)	65	61,347
3.42%, 12/20/28 (Call 12/20/27),
(3-mo. SOFR + 1.302%)(b)	2,130	1,993,734
3.56%, 04/23/27 (Call 04/23/26),
(3-mo. SOFR + 1.322%)(b)	350	337,680
3.59%, 07/21/28 (Call 07/21/27),
(3-mo. SOFR + 1.632%)(b)	1,030	977,009
3.71%, 04/24/28 (Call 04/24/27),
(3-mo. SOFR + 1.774%)(b)	2,250	2,147,400
3.82%, 01/20/28 (Call 01/20/27),
(3-mo. SOFR + 1.837%)(b)	1,695	1,629,560
3.88%, 08/01/25	66	64,878
3.97%, 02/07/30 (Call 02/07/29),
(3-mo. SOFR + 1.472%)(b)	900	848,162
4.25%, 10/22/26	175	170,463
4.27%, 07/23/29 (Call 07/23/28),
(3-mo. SOFR + 1.572%)(b)	495	475,093
4.38%, 04/27/28 (Call 04/27/27),
(1-day SOFR + 1.580%)(b)	1,360	1,322,817
4.45%, 03/03/26	20	19,653
4.83%, 07/22/26 (Call 07/22/25),
(1-day SOFR + 1.750%)(b)	40	39,607
4.95%, 07/22/28 (Call 07/22/27),
(1-day SOFR + 2.040%)(b)	1,045	1,032,268
5.08%, 01/20/27 (Call 01/20/26),
(1-day SOFR + 1.290%)(b)	470	466,664
5.20%, 04/25/29 (Call 04/25/28),
(1-day SOFR + 1.630%)(b)	1,505	1,496,753
5.82%, 09/15/29 (Call 09/15/28),
(1-day SOFR + 1.570%)(b)	15	15,253
6.20%, 11/10/28 (Call 11/10/27),
(1-day SOFR + 1.990%)(b)	690	709,431
6.22%, 09/15/26	20	20,319
Series L, 4.18%, 11/25/27 (Call 11/25/26)	1,390	1,340,341
Series N, 1.66%, 03/11/27 (Call 03/11/26),
(1-day SOFR + 0.910%)(b)	1,363	1,274,194
Bank of Montreal
0.95%, 01/22/27 (Call 01/22/26),
(1-day SOFR + 0.603%)(b)	2,245	2,087,273
1.25%, 09/15/26	1,235	1,127,325
2.65%, 03/08/27	180	168,345
3.70%, 06/07/25	25	24,544
3.80%, 12/15/32 (Call 12/15/27),
(5-year USD Swap + 1.432%)(b)	70	65,407
5.20%, 02/01/28 (Call 01/01/28)	1,075	1,076,697
5.37%, 06/04/27	350	350,561
Security	Par (000)	Value

Banks (continued)
5.72%, 09/25/28 (Call 08/25/28)(a)	$530	$540,115
5.92%, 09/25/25(a)	150	150,853
Series H, 4.70%, 09/14/27 (Call 08/14/27)	90	88,591
Bank of New York Mellon Corp. (The)
0.75%, 01/28/26 (Call 12/28/25)	165	153,234
1.05%, 10/15/26 (Call 09/15/26)	55	50,039
1.65%, 07/14/28 (Call 05/14/28)	995	872,319
2.05%, 01/26/27 (Call 12/26/26)(a)	30	27,813
2.45%, 08/17/26 (Call 05/17/26)	20	18,881
2.80%, 05/04/26 (Call 02/04/26)	140	133,957
3.40%, 01/29/28 (Call 10/29/27)	30	28,361
3.44%, 02/07/28 (Call 02/07/27),
(3-mo. SOFR + 1.331%)(b)	40	38,171
3.85%, 04/28/28	1,265	1,216,152
3.95%, 11/18/25 (Call 10/18/25)	105	103,304
3.99%, 06/13/28 (Call 06/13/27),
(1-day SOFR + 1.151%)(a)(b)	20	19,298
4.54%, 02/01/29 (Call 02/01/28),
(1-day SOFR + 1.169%)(b)	500	488,591
4.95%, 04/26/27 (Call 04/26/26),
(1-day SOFR + 1.026%)(b)	355	352,197
4.98%, 03/14/30 (Call 03/14/29),
(1-day SOFR +1.085%)(b)	715	707,000
5.80%, 10/25/28 (Call 10/25/27),
(1-day SOFR + 1.802%)(b)	170	173,016
6.32%, 10/25/29 (Call 10/25/28),
(1-day SOFR + 1.598%)(b)	280	291,745
Series J, 1.90%, 01/25/29 (Call 11/25/28)(a)	745	651,491
Bank of Nova Scotia (The)
1.05%, 03/02/26(a)	4,810	4,465,804
1.30%, 06/11/25	1,731	1,658,182
1.30%, 09/15/26 (Call 06/15/26)	1,295	1,182,285
1.35%, 06/24/26	1,740	1,605,324
1.95%, 02/02/27	145	133,266
2.70%, 08/03/26	1,320	1,248,254
2.95%, 03/11/27	55	51,792
4.50%, 12/16/25	50	49,108
4.75%, 02/02/26	1,900	1,879,901
5.25%, 06/12/28	65	65,109
5.35%, 12/07/26(a)	325	324,783
5.40%, 06/04/27	200	200,420
5.45%, 06/12/25(a)	2,000	1,998,365
5.45%, 08/01/29	200	200,767
Bank OZK, 2.75%, 10/01/31 (Call 10/01/26),
(3-mo. SOFR + 2.090%)(b)	100	78,186
Barclays PLC
2.28%, 11/24/27 (Call 11/24/26),
(1-year CMT + 1.050%)(b)	2,285	2,105,810
4.34%, 01/10/28 (Call 01/10/27)	5	4,807
4.38%, 01/12/26	1,680	1,646,200
4.84%, 05/09/28 (Call 05/07/27)	815	786,726
4.97%, 05/16/29 (Call 05/16/28),
(3-mo. LIBOR US + 1.902%)(b)	800	782,162
5.20%, 05/12/26	1,000	986,891
5.30%, 08/09/26 (Call 08/09/25),
(1-year CMT + 2.300%)(b)	55	54,661
5.50%, 08/09/28 (Call 08/09/27),
(1-year CMT + 2.650%)(b)	50	49,881
5.67%, 03/12/28 (Call 03/12/27),
(1-day SOFR +1.490%)(b)	380	380,295

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware 1-5 Year USD Corporate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
5.69%, 03/12/30 (Call 03/12/29),
(1-day SOFR +1.740%)(b)	$1,200	$1,199,339
5.83%, 05/09/27 (Call 05/09/26),
(1-day SOFR + 2.210%)(b)	595	595,273
6.49%, 09/13/29 (Call 09/13/28),
(1-day SOFR + 2.220%)(b)	265	273,784
6.50%, 09/13/27 (Call 09/13/26),
(1-day SOFR + 1.880%)(b)	200	203,296
7.39%, 11/02/28 (Call 11/02/27),
(1-year CMT + 3.300%)(b)	250	263,235
BPCE SA, 3.38%, 12/02/26	175	167,542
Canadian Imperial Bank of Commerce
0.95%, 10/23/25(a)	940	885,031
1.25%, 06/22/26 (Call 05/22/26)	220	202,696
3.45%, 04/07/27 (Call 03/07/27)	300	286,305
3.95%, 08/04/25	195	191,610
5.00%, 04/28/28 (Call 03/28/28)	655	648,372
5.26%, 04/08/29 (Call 03/08/29)(a)	575	573,072
5.62%, 07/17/26(a)	160	160,843
5.93%, 10/02/26	125	126,672
5.99%, 10/03/28 (Call 09/03/28)(a)	745	764,078
Citibank NA
5.44%, 04/30/26 (Call 03/30/26)	450	451,079
5.80%, 09/29/28 (Call 08/29/28)	620	635,904
Citigroup Inc.
1.12%, 01/28/27 (Call 01/28/26),
(1-day SOFR + 0.765%)(b)	2,625	2,442,307
1.46%, 06/09/27 (Call 06/09/26),
(1-day SOFR + 0.770%)(b)	1,525	1,407,534
3.07%, 02/24/28 (Call 02/24/27),
(1-day SOFR + 1.280%)(b)	1,320	1,242,126
3.20%, 10/21/26 (Call 07/21/26)	65	61,805
3.40%, 05/01/26	95	91,560
3.52%, 10/27/28 (Call 10/27/27),
(3-mo. SOFR + 1.412%)(b)	1,000	942,777
3.67%, 07/24/28 (Call 07/24/27),
(3-mo. SOFR + 1.652%)(b)	190	180,519
3.70%, 01/12/26	2,035	1,980,754
3.89%, 01/10/28 (Call 01/10/27),
(3-mo. SOFR + 1.825%)(b)	1,190	1,146,204
3.98%, 03/20/30 (Call 03/20/29),
(3-mo. SOFR + 1.600%)(b)	1,000	940,283
4.08%, 04/23/29 (Call 04/23/28),
(3-mo. SOFR + 1.454%)(a)(b)	485	463,421
4.13%, 07/25/28	445	425,246
4.30%, 11/20/26	25	24,374
4.40%, 06/10/25	818	807,550
4.45%, 09/29/27	1,165	1,132,646
4.60%, 03/09/26	185	181,936
4.66%, 05/24/28 (Call 05/24/27),
(1-day SOFR + 1.887%)(b)	675	662,943
5.17%, 02/13/30 (Call 02/13/29),
(1-day SOFR + 1.364%)(b)	630	623,895
5.50%, 09/13/25	427	426,635
Citizens Bank NA, 4.58%, 08/09/28 (Call 08/09/27),
(1-day SOFR + 2.000%)(b)	405	388,791
Comerica Bank, 4.00%, 07/27/25	250	243,036
Commonwealth Bank of Australia/New York, 5.32%,
03/13/26	250	250,691
Cooperatieve Rabobank UA, 4.38%, 08/04/25	250	245,668
Security	Par (000)	Value

Banks (continued)
Credit Suisse AG/New York
5.00%, 07/09/27	$695	$686,715
7.50%, 02/15/28	1,220	1,302,682
Deutsche Bank AG, 4.10%, 01/13/26(a)	560	547,824
Deutsche Bank AG/New York
1.69%, 03/19/26	250	234,427
2.13%, 11/24/26 (Call 11/24/25),
(1-day SOFR + 1.870%)(a)(b)	1,445	1,368,936
2.31%, 11/16/27 (Call 11/16/26),
(1-day SOFR + 1.219%)(b)	665	610,921
2.55%, 01/07/28 (Call 01/07/27),
(1-day SOFR + 1.318%)(b)	695	640,613
4.10%, 01/13/26	973	949,249
5.41%, 05/10/29	280	279,390
6.72%, 01/18/29 (Call 01/18/28),
(1-day SOFR + 3.180%)(b)	185	190,968
6.82%, 11/20/29 (Call 11/20/28),
(1-day SOFR + 2.510%)(b)	1,070	1,111,525
7.15%, 07/13/27 (Call 07/13/26),
(1-day SOFR + 2.520%)(b)	360	368,948
Discover Bank
3.45%, 07/27/26 (Call 04/27/26)	60	57,275
4.25%, 03/13/26	305	296,728
4.65%, 09/13/28 (Call 06/13/28)	1,405	1,344,095
Fifth Third Bancorp, 6.34%, 07/27/29 (Call 07/27/28),
(1-day SOFR + 2.340%)(b)	655	671,415
Goldman Sachs Group Inc. (The)
1.09%, 12/09/26 (Call 12/09/25),
(1-day SOFR + 0.789%)(b)	195	182,021
1.43%, 03/09/27 (Call 03/09/26),
(1-day SOFR + 0.798%)(b)	2,352	2,187,459
1.54%, 09/10/27 (Call 09/10/26),
(1-day SOFR + 0.818%)(b)	1,620	1,480,614
1.95%, 10/21/27 (Call 10/21/26),
(1-day SOFR + 0.913%)(b)	2,830	2,602,165
2.64%, 02/24/28 (Call 02/24/27),
(1-day SOFR + 1.114%)(b)	1,665	1,546,993
3.50%, 11/16/26 (Call 11/16/25)	180	172,153
3.62%, 03/15/28 (Call 03/15/27),
(1-day SOFR + 1.846%)(b)	1,210	1,153,834
3.69%, 06/05/28 (Call 06/05/27),
(3-mo. SOFR + 1.772%)(b)	1,030	980,470
3.75%, 02/25/26 (Call 11/25/25)	120	116,847
3.81%, 04/23/29 (Call 04/23/28),
(3-mo. SOFR + 1.420%)(b)	756	713,990
3.85%, 01/26/27 (Call 01/26/26)	140	135,137
4.22%, 05/01/29 (Call 05/01/28),
(3-mo. SOFR + 1.563%)(b)	1,095	1,049,487
4.25%, 10/21/25	90	88,410
4.48%, 08/23/28 (Call 08/23/27),
(1-day SOFR + 1.725%)(b)	230	224,131
5.73%, 04/25/30 (Call 04/25/29),
(1-day SOFR +1.265%)(b)	545	552,293
5.95%, 01/15/27	175	177,766
6.48%, 10/24/29 (Call 10/24/28),
(1-day SOFR + 1.770%)(b)	1,250	1,301,091
HSBC Holdings PLC
2.01%, 09/22/28 (Call 09/22/27),
(1-day SOFR + 1.732%)(b)	175	156,523
2.10%, 06/04/26 (Call 06/04/25),
(1-day SOFR + 1.929%)(b)	1,270	1,224,093

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware 1-5 Year USD Corporate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
2.21%, 08/17/29 (Call 08/17/28),
(1-day SOFR + 1.285%)(b)	$1,030	$901,610
3.97%, 05/22/30 (Call 05/22/29),
(3-mo. SOFR + 1.872%)(b)	1,400	1,303,327
4.04%, 03/13/28 (Call 03/13/27),
(3-mo. SOFR + 1.808%)(b)	345	331,680
4.25%, 08/18/25	509	499,152
4.29%, 09/12/26 (Call 09/12/25),
(3-mo. SOFR + 1.609%)(b)	1,275	1,251,536
4.38%, 11/23/26	530	515,778
4.58%, 06/19/29 (Call 06/19/28),
(3-mo. SOFR + 1.796%)(b)	1,285	1,239,954
4.76%, 06/09/28 (Call 06/09/27),
(1-day SOFR + 2.110%)(b)	693	678,389
5.21%, 08/11/28 (Call 08/11/27),
(1-day SOFR + 2.610%)(b)	1,000	990,422
5.55%, 03/04/30 (Call 03/04/29),
(1-day SOFR + 1.460%)(b)	800	799,830
5.60%, 05/17/28 (Call 05/17/27),
(1-day SOFR + 1.060%)(b)	200	200,573
5.89%, 08/14/27 (Call 08/14/26),
(1-day SOFR + 1.570%)(b)	2,000	2,012,895
6.16%, 03/09/29 (Call 03/09/28),
(1-day SOFR + 1.970%)(b)	295	301,325
7.39%, 11/03/28 (Call 11/03/27),
(1-day SOFR + 3.350%)(b)	570	601,921
Huntington Bancshares Inc./Ohio
4.44%, 08/04/28 (Call 08/04/27),
(1-day SOFR + 1.970%)(b)	325	314,334
6.21%, 08/21/29 (Call 08/21/28),
(1-day SOFR + 2.020%)(a)(b)	205	208,926
Huntington National Bank (The), 4.55%, 05/17/28
(Call 05/17/27), (1-day SOFR + 1.650%)(b)	1,690	1,645,739
ING Groep NV
1.73%, 04/01/27 (Call 04/01/26),
(1-day SOFR + 1.005%)(b)	2,260	2,108,736
3.95%, 03/29/27(a)	415	400,133
4.02%, 03/28/28 (Call 03/28/27),
(1-day SOFR + 1.830%)(b)	255	245,606
4.05%, 04/09/29	400	379,715
4.55%, 10/02/28	20	19,450
5.34%, 03/19/30 (Call 03/19/29),
(1-day SOFR + 1.440%)(b)	400	396,934
6.08%, 09/11/27 (Call 09/11/26),
(1-day SOFR + 1.560%)(b)	200	202,072
JPMorgan Chase & Co.
1.04%, 02/04/27 (Call 02/04/26),
(3-mo. SOFR + 0.695%)(b)	290	269,212
1.47%, 09/22/27 (Call 09/22/26),
(1-day SOFR + 0.765%)(b)	2,455	2,246,420
1.58%, 04/22/27 (Call 04/22/26),
(1-day SOFR + 0.885%)(b)	1,645	1,529,864
2.18%, 06/01/28 (Call 06/01/27),
(1-day SOFR + 1.890%)(b)	100	91,311
2.95%, 02/24/28 (Call 02/24/27),
(1-day SOFR + 1.170%)(b)	460	431,823
3.20%, 06/15/26 (Call 03/15/26)(a)	70	67,340
3.30%, 04/01/26 (Call 01/01/26)	25	24,176
3.54%, 05/01/28 (Call 05/01/27),
(3-mo. SOFR + 1.642%)(b)	225	214,161
Security	Par (000)	Value

Banks (continued)
3.70%, 05/06/30 (Call 05/06/29),
(3-mo. SOFR + 1.422%)(b)	$500	$464,723
3.78%, 02/01/28 (Call 02/01/27),
(3-mo. SOFR + 1.599%)(b)	2,185	2,098,845
3.90%, 07/15/25 (Call 04/15/25)	116	114,062
3.96%, 01/29/27 (Call 01/29/26),
(3-mo. SOFR + 1.507%)(b)	105	102,409
4.01%, 04/23/29 (Call 04/23/28),
(3-mo. SOFR + 1.382%)(b)	35	33,375
4.13%, 12/15/26	80	77,808
4.25%, 10/01/27	45	43,848
4.32%, 04/26/28 (Call 04/26/27),
(1-day SOFR + 1.560%)(b)	2,645	2,572,343
4.45%, 12/05/29 (Call 12/05/28),
(3-mo. SOFR + 1.592%)(b)	1,525	1,474,937
4.85%, 07/25/28 (Call 07/25/27),
(1-day SOFR + 1.990%)(b)	1,735	1,711,812
5.01%, 01/23/30 (Call 01/23/29),
(1-day SOFR + 1.310%)(b)	690	680,808
5.30%, 07/24/29 (Call 07/24/28),
(1-day SOFR + 1.450%)(b)	1,250	1,248,090
5.57%, 04/22/28 (Call 04/22/27),
(1-day SOFR +0.930%)(b)	1,200	1,207,524
5.58%, 04/22/30 (Call 04/22/29),
(1-day SOFR +1.160%)(b)	1,200	1,212,903
6.09%, 10/23/29 (Call 10/23/28),
(1-day SOFR + 1.570%)(b)	985	1,013,041
7.63%, 10/15/26	30	31,614
7.75%, 07/15/25	115	117,973
8.00%, 04/29/27	245	263,577
KeyCorp
2.25%, 04/06/27(a)	20	18,098
4.10%, 04/30/28(a)	665	624,824
Lloyds Banking Group PLC
1.63%, 05/11/27 (Call 05/11/26),
(1-year CMT + 0.850%)(a)(b)	570	527,870
3.57%, 11/07/28 (Call 11/07/27),
(3-mo. LIBOR US + 1.205%)(b)	290	271,778
3.75%, 01/11/27	80	76,842
3.75%, 03/18/28 (Call 03/18/27),
(1-year CMT + 1.800%)(b)	85	81,178
4.55%, 08/16/28(a)	930	899,418
4.58%, 12/10/25	1,447	1,420,746
4.65%, 03/24/26	2,835	2,779,579
5.72%, 06/05/30 (Call 06/05/29),
(1-year CMT + 1.070%)(b)	400	402,348
5.87%, 03/06/29 (Call 03/06/28),
(1-year CMT + 1.700%)(b)	280	283,160
M&T Bank Corp., 7.41%, 10/30/29 (Call 10/30/28),
(1-day SOFR + 2.800%)(b)	5	5,256
Mitsubishi UFJ Financial Group Inc.
1.41%, 07/17/25	200	191,125
1.64%, 10/13/27 (Call 10/13/26),
(1-year CMT + 0.670%)(b)	55	50,376
2.34%, 01/19/28 (Call 01/19/27),
(1-year CMT + 0.830%)(b)	575	532,050
3.29%, 07/25/27	550	519,765
3.85%, 03/01/26	50	48,732
3.96%, 03/02/28	580	556,589
4.08%, 04/19/28 (Call 04/19/27),
(1-year CMT + 1.300%)(b)	945	912,310

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware 1-5 Year USD Corporate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
5.02%, 07/20/28 (Call 07/20/27),
(1-year CMT + 1.950%)(b)	$395	$391,205
5.24%, 04/19/29 (Call 04/19/28),
(1-year CMT + 1.700%)(b)	335	333,993
5.26%, 04/17/30 (Call 04/17/29),
(1-year CMT + 0.820%)(b)	400	398,396
5.35%, 09/13/28 (Call 09/13/27),
(1-year CMT + 1.900%)(b)	410	409,682
5.42%, 02/22/29 (Call 02/22/28),
(1-year CMT + 1.380%)(b)	470	471,532
Mizuho Financial Group Inc.
1.23%, 05/22/27 (Call 05/22/26),
(1-year CMT + 0.670%)(b)	500	460,337
1.55%, 07/09/27 (Call 07/09/26),
(1-year CMT + 0.750%)(b)	145	133,691
2.84%, 09/13/26	20	18,905
3.17%, 09/11/27	500	468,089
4.02%, 03/05/28	535	512,667
4.25%, 09/11/29 (Call 09/11/28),
(3-mo. SOFR + 1.532%)(b)	305	291,281
5.38%, 05/26/30 (Call 05/26/29),
(1-year CMT + 1.120%)(b)	1,200	1,195,164
5.41%, 09/13/28 (Call 09/13/27),
(1-year CMT + 2.050%)(b)	65	65,035
5.67%, 05/27/29 (Call 05/27/28),
(1-year CMT + 1.500%)(b)	460	464,108
5.78%, 07/06/29 (Call 07/06/28),
(1-year CMT + 1.650%)(b)	855	865,528
Morgan Stanley
0.99%, 12/10/26 (Call 12/10/25),
(1-day SOFR + 0.720%)(b)	3,342	3,115,275
1.51%, 07/20/27 (Call 07/20/26),
(1-day SOFR + 0.858%)(b)	1,995	1,836,180
1.59%, 05/04/27 (Call 05/04/26),
(1-day SOFR + 0.879%)(b)	3,220	2,987,720
2.48%, 01/21/28 (Call 01/21/27),
(1-day SOFR + 1.000%)(b)	1,755	1,630,120
3.13%, 07/27/26	1,535	1,466,447
3.59%, 07/22/28 (Call 07/22/27)(b)	255	241,660
3.63%, 01/20/27	55	52,893
3.77%, 01/24/29 (Call 01/24/28),
(3-mo. SOFR + 1.402%)(b)	1,875	1,776,825
3.88%, 01/27/26	1,951	1,904,259
3.95%, 04/23/27	415	400,420
4.00%, 07/23/25	919	904,256
4.21%, 04/20/28 (Call 04/20/27),
(1-day SOFR + 1.610%)(b)	750	726,923
4.35%, 09/08/26	210	205,279
4.43%, 01/23/30 (Call 01/23/29),
(3-mo. SOFR + 1.890%)(b)	805	775,052
4.68%, 07/17/26 (Call 07/17/25),
(1-day SOFR + 1.669%)(b)	330	326,355
5.00%, 11/24/25	873	866,061
5.12%, 02/01/29 (Call 02/01/28),
(1-day SOFR + 1.730%)(b)	1,010	1,003,040
5.17%, 01/16/30 (Call 01/16/29),
(1-day SOFR + 1.450%)(b)	365	362,441
5.45%, 07/20/29 (Call 07/20/28),
(1-day SOFR + 1.630%)(b)	250	250,783
5.66%, 04/18/30 (Call 04/18/29),
(1-day SOFR +1.260%)(b)	990	1,002,984
Security	Par (000)	Value

Banks (continued)
6.25%, 08/09/26	$225	$229,199
6.30%, 10/18/28 (Call 10/18/27),
(1-day SOFR + 2.240%)(b)	120	123,386
6.41%, 11/01/29 (Call 11/01/28),
(1-day SOFR + 1.830%)(b)	390	405,970
Morgan Stanley Bank NA, 4.75%, 04/21/26
(Call 03/21/26)	350	346,362
National Australia Bank Ltd./New York
3.91%, 06/09/27	250	242,018
4.90%, 06/13/28	500	497,984
4.94%, 01/12/28	250	249,159
National Bank of Canada, 5.60%, 12/18/28	3,025	3,048,895
NatWest Group PLC
1.64%, 06/14/27 (Call 06/14/26),
(1-year CMT + 0.900%)(b)	1,960	1,810,129
3.07%, 05/22/28 (Call 05/22/27),
(1-year CMT + 2.550%)(b)	1,330	1,242,026
4.45%, 05/08/30 (Call 05/08/29),
(3-mo. LIBOR US + 1.871%)(b)	1,000	951,200
4.80%, 04/05/26	1,145	1,130,661
4.89%, 05/18/29 (Call 05/18/28),
(3-mo. LIBOR US + 1.754%)(b)	25	24,358
5.08%, 01/27/30 (Call 01/27/29),
(3-mo. LIBOR US + 1.905%)(b)	600	587,844
5.52%, 09/30/28 (Call 09/30/27),
(1-year CMT + 2.270%)(b)	205	204,522
5.58%, 03/01/28 (Call 03/01/27),
(1-year CMT + 1.100%)(b)	200	199,991
5.81%, 09/13/29 (Call 09/13/28),
(1-year CMT + 1.950%)(a)(b)	500	505,031
5.85%, 03/02/27 (Call 03/02/26),
(1-year CMT + 1.350%)(b)	200	200,546
Northern Trust Corp., 3.95%, 10/30/25	368	360,916
PNC Bank NA
3.10%, 10/25/27 (Call 09/25/27)	500	465,947
3.25%, 06/01/25 (Call 05/02/25)	252	246,368
3.25%, 01/22/28 (Call 12/23/27)	30	28,002
PNC Financial Services Group Inc. (The)
1.15%, 08/13/26 (Call 07/13/26)	45	41,141
2.60%, 07/23/26 (Call 05/23/26)	80	75,735
3.15%, 05/19/27 (Call 04/19/27)	545	516,404
3.45%, 04/23/29 (Call 01/23/29)	500	461,554
5.35%, 12/02/28 (Call 12/02/27),
(1-day SOFR + 1.620%)(b)	1,175	1,173,174
5.49%, 05/14/30 (Call 05/14/29),
(1-day SOFR + 1.198%)(b)	525	525,616
5.58%, 06/12/29 (Call 06/12/28),
(1-day SOFR + 1.841%)(b)	998	1,003,825
6.62%, 10/20/27 (Call 10/20/26),
(1-day SOFR + 1.730%)(b)	415	424,970
Regions Financial Corp., 1.80%, 08/12/28
(Call 06/12/28)	470	404,789
Royal Bank of Canada
0.88%, 01/20/26(a)	165	154,029
1.15%, 06/10/25	1,088	1,042,407
1.15%, 07/14/26	170	155,966
1.20%, 04/27/26	160	148,184
1.40%, 11/02/26	200	183,014
2.05%, 01/21/27(a)	55	50,937
3.63%, 05/04/27	155	148,786
4.24%, 08/03/27	140	136,290

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware 1-5 Year USD Corporate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
4.65%, 01/27/26	$140	$138,190
4.88%, 01/12/26	150	148,974
4.88%, 01/19/27	305	302,785
4.90%, 01/12/28(a)	1,545	1,530,497
4.95%, 02/01/29(a)	1,015	1,005,899
5.20%, 07/20/26	265	264,505
5.20%, 08/01/28	960	964,114
6.00%, 11/01/27	665	681,511
Santander Holdings USA Inc.
2.49%, 01/06/28 (Call 01/06/27),
(1-day SOFR + 1.249%)(b)	2,760	2,531,805
3.24%, 10/05/26 (Call 08/05/26)	60	56,535
3.45%, 06/02/25 (Call 05/02/25)	275	268,499
4.50%, 07/17/25 (Call 04/17/25)	300	295,293
6.12%, 05/31/27 (Call 05/31/26),
(1-day SOFR +1.232%)(a)(b)	140	140,493
6.50%, 03/09/29 (Call 03/09/28),
(1-day SOFR + 2.356%)(b)	285	290,531
6.57%, 06/12/29 (Call 06/12/28),
(1-day SOFR + 2.700%)(a)(b)	142	145,199
Santander U.K. Group Holdings PLC
1.53%, 08/21/26 (Call 08/21/25),
(1-year CMT + 1.250%)(b)	200	189,845
1.67%, 06/14/27 (Call 06/14/26),
(1-day SOFR + 0.989%)(b)	200	184,226
2.47%, 01/11/28 (Call 01/11/27),
(1-day SOFR + 1.220%)(b)	2,235	2,054,859
6.53%, 01/10/29 (Call 01/10/28),
(1-day SOFR + 2.600%)(b)	215	220,682
State Street Corp.
2.65%, 05/19/26	10	9,531
3.55%, 08/18/25	2,610	2,561,236
5.68%, 11/21/29 (Call 11/21/28),
(1-day SOFR + 1.484%)(b)	455	464,239
Sumitomo Mitsui Banking Corp., 3.65%, 07/23/25	260	254,931
Sumitomo Mitsui Financial Group Inc.
1.40%, 09/17/26	205	187,694
1.47%, 07/08/25	1,535	1,469,543
1.90%, 09/17/28	1,395	1,216,000
2.17%, 01/14/27	200	185,043
2.47%, 01/14/29	625	553,272
2.63%, 07/14/26	80	75,662
3.01%, 10/19/26	100	94,714
3.35%, 10/18/27	540	507,960
3.36%, 07/12/27	355	336,006
3.45%, 01/11/27	50	47,832
3.54%, 01/17/28	95	89,719
3.94%, 07/19/28	695	663,036
4.31%, 10/16/28	60	58,309
5.52%, 01/13/28	1,405	1,418,230
5.72%, 09/14/28	45	45,746
5.80%, 07/13/28	390	397,327
5.88%, 07/13/26	205	206,965
Synchrony Bank, 5.63%, 08/23/27 (Call 07/23/27)	520	512,844
Toronto-Dominion Bank (The)
0.75%, 09/11/25(a)	25	23,587
0.75%, 01/06/26	50	46,525
1.15%, 06/12/25	1,189	1,138,824
1.20%, 06/03/26	530	488,427
1.25%, 09/10/26	3,478	3,177,249
1.95%, 01/12/27(a)	190	175,633
Security	Par (000)	Value

Banks (continued)
2.80%, 03/10/27	$155	$145,186
3.63%, 09/15/31 (Call 09/15/26),
(5-year USD Swap + 2.205%)(b)	830	791,901
3.77%, 06/06/25	30	29,489
4.11%, 06/08/27	190	184,097
4.69%, 09/15/27	75	73,716
4.99%, 04/05/29	425	419,350
5.10%, 01/09/26	15	14,946
5.16%, 01/10/28	265	264,244
5.26%, 12/11/26	185	184,811
5.52%, 07/17/28	995	1,003,558
Truist Bank, 3.63%, 09/16/25 (Call 08/16/25)	250	243,332
Truist Financial Corp.
1.13%, 08/03/27 (Call 06/03/27)	20	17,579
1.20%, 08/05/25 (Call 07/03/25)	55	52,263
1.27%, 03/02/27 (Call 03/02/26),
(1-day SOFR + 0.609%)(b)	655	607,627
1.89%, 06/07/29 (Call 06/07/28),
(1-day SOFR + 0.862%)(a)(b)	875	760,885
3.70%, 06/05/25 (Call 05/05/25)	69	67,668
3.88%, 03/19/29 (Call 02/16/29)(a)	700	650,100
4.87%, 01/26/29 (Call 01/26/28),
(1-day SOFR + 1.435%)(b)	710	694,640
5.44%, 01/24/30 (Call 01/24/29),
(1-day SOFR + 1.620%)(b)	260	258,460
7.16%, 10/30/29 (Call 10/30/28),
(1-day SOFR + 2.446%)(b)	450	476,613
U.S. Bancorp
3.10%, 04/27/26 (Call 03/27/26)(a)	35	33,550
3.90%, 04/26/28 (Call 03/24/28)	510	487,378
4.65%, 02/01/29 (Call 02/01/28),
(1-day SOFR + 1.230%)(b)	960	935,185
5.38%, 01/23/30 (Call 01/23/29),
(1-day SOFR + 1.560%)(a)(b)	195	194,421
5.78%, 06/12/29 (Call 06/12/28),
(1-day SOFR + 2.020%)(b)	850	859,201
UBS AG/London
5.65%, 09/11/28	1,475	1,500,465
5.80%, 09/11/25	925	928,729
UBS Group AG, 4.55%, 04/17/26	2,575	2,531,065
Wells Fargo & Co.
2.39%, 06/02/28 (Call 06/02/27),
(1-day SOFR + 2.100%)(b)	3,345	3,067,383
3.00%, 10/23/26	1,170	1,109,327
3.20%, 06/17/27 (Call 06/17/26),
(3-mo. SOFR + 1.432%)(b)	30	28,681
3.53%, 03/24/28 (Call 03/24/27),
(1-day SOFR + 1.510%)(b)	275	261,446
3.58%, 05/22/28 (Call 05/22/27),
(3-mo. SOFR + 1.572%)(b)	869	825,732
4.30%, 07/22/27	285	276,856
4.54%, 08/15/26 (Call 08/15/25),
(1-day SOFR + 1.560%)(b)	30	29,635
4.81%, 07/25/28 (Call 07/25/27),
(1-day SOFR + 1.980%)(b)	1,065	1,045,967
5.20%, 01/23/30 (Call 01/22/29),
(1-day SOFR + 1.500%)(b)	415	411,335
5.57%, 07/25/29 (Call 07/25/28),
(1-day SOFR + 1.740%)(b)	320	321,903
5.71%, 04/22/28 (Call 04/22/27),
(1-day SOFR +1.070%)(b)	1,190	1,198,071

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware 1-5 Year USD Corporate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Westpac Banking Corp.
1.15%, 06/03/26	$50	$46,196
1.95%, 11/20/28	935	820,350
2.85%, 05/13/26	40	38,278
4.32%, 11/23/31 (Call 11/23/26),
(5-year USD ICE Swap + 2.236%)(b)	505	486,940
5.05%, 04/16/29	425	424,186
		266,619,723
Beverages — 3.1%
Anheuser-Busch InBev Worldwide Inc.
4.00%, 04/13/28 (Call 01/13/28)	950	922,081
4.75%, 01/23/29 (Call 10/23/28)	1,420	1,409,473
Coca-Cola Co. (The)
1.00%, 03/15/28	99	86,281
1.45%, 06/01/27	4,390	3,984,407
1.50%, 03/05/28	5	4,447
2.90%, 05/25/27	155	146,858
3.38%, 03/25/27	1,010	972,794
Constellation Brands Inc.
4.35%, 05/09/27 (Call 04/09/27)	55	53,678
4.80%, 01/15/29 (Call 12/15/28)	175	172,004
Diageo Capital PLC
1.38%, 09/29/25 (Call 08/29/25)	5,115	4,856,993
5.30%, 10/24/27 (Call 09/24/27)(a)	2,270	2,286,007
Keurig Dr Pepper Inc.
2.55%, 09/15/26 (Call 06/15/26)	65	61,155
3.43%, 06/15/27 (Call 03/15/27)	1,680	1,595,450
3.95%, 04/15/29 (Call 02/15/29)	200	189,291
5.05%, 03/15/29 (Call 02/15/29)	200	198,652
5.10%, 03/15/27 (Call 02/15/27)	185	184,483
Molson Coors Beverage Co., 3.00%, 07/15/26
(Call 04/15/26)	6,019	5,734,763
PepsiCo Inc.
2.38%, 10/06/26 (Call 07/06/26)(a)	160	150,804
2.63%, 03/19/27 (Call 01/19/27)	605	568,605
2.85%, 02/24/26 (Call 11/24/25)	30	28,925
3.50%, 07/17/25 (Call 04/17/25)	1,216	1,192,981
3.60%, 02/18/28 (Call 01/18/28)	1,075	1,031,470
4.45%, 05/15/28 (Call 04/15/28)(a)	450	445,406
		26,277,008
Biotechnology — 1.1%
Amgen Inc.
1.65%, 08/15/28 (Call 06/15/28)	535	465,335
2.20%, 02/21/27 (Call 12/21/26)	10	9,245
2.60%, 08/19/26 (Call 05/19/26)	30	28,373
5.15%, 03/02/28 (Call 02/02/28)	1,995	1,990,064
Baxalta Inc., 4.00%, 06/23/25 (Call 03/23/25)	150	147,722
Biogen Inc., 4.05%, 09/15/25 (Call 06/15/25)	467	458,822
Gilead Sciences Inc.
1.20%, 10/01/27 (Call 08/01/27)	2,530	2,238,016
2.95%, 03/01/27 (Call 12/01/26)	1,520	1,438,838
3.65%, 03/01/26 (Call 12/01/25)	2,655	2,580,867
Illumina Inc., 5.75%, 12/13/27 (Call 11/13/27)	45	45,255
		9,402,537
Building Materials — 2.8%
Carrier Global Corp.
2.49%, 02/15/27 (Call 12/15/26)	1,660	1,545,161
5.80%, 11/30/25	685	688,261
CRH SMW Finance DAC, 5.20%, 05/21/29
(Call 04/21/29)	2,800	2,785,221
Security	Par (000)	Value

Building Materials (continued)
Fortune Brands Innovations Inc., 4.00%, 06/15/25
(Call 03/15/25)(a)	$4,003	$3,931,173
Johnson Controls International PLC, 3.90%, 02/14/26
(Call 11/14/25)	4,240	4,131,725
Johnson Controls International PLC/Tyco Fire &
Security Finance SCA, 5.50%, 04/19/29
(Call 03/19/29)	275	277,713
Lennox International Inc.
1.35%, 08/01/25 (Call 07/01/25)	210	199,682
1.70%, 08/01/27 (Call 06/01/27)	1,070	956,899
5.50%, 09/15/28 (Call 08/15/28)	1,145	1,149,382
Masco Corp., 1.50%, 02/15/28 (Call 12/15/27)(a)	365	318,037
Owens Corning
3.40%, 08/15/26 (Call 05/15/26)	890	851,564
5.50%, 06/15/27 (Call 05/15/27)	95	95,511
Trane Technologies Financing Ltd.
3.50%, 03/21/26 (Call 01/21/26)	2,715	2,628,670
3.80%, 03/21/29 (Call 12/21/28)	2,205	2,087,778
Trane Technologies Global Holding Co. Ltd., 3.75%,
08/21/28 (Call 05/21/28)(a)	2,275	2,162,378
		23,809,155
Chemicals — 1.8%
Celanese U.S. Holdings LLC, 6.17%, 07/15/27
(Call 06/15/27)	925	937,631
Dow Chemical Co. (The), 4.80%, 11/30/28
(Call 08/30/28)	1,000	988,712
DuPont de Nemours Inc., 4.73%, 11/15/28
(Call 08/15/28)	250	248,202
Ecolab Inc.
1.65%, 02/01/27 (Call 01/01/27)(a)	4,155	3,811,886
2.70%, 11/01/26 (Call 08/01/26)	4,085	3,872,421
3.25%, 12/01/27 (Call 09/01/27)	1,445	1,364,234
5.25%, 01/15/28 (Call 12/15/27)(a)	555	559,779
EIDP Inc., 1.70%, 07/15/25 (Call 06/15/25)	54	51,845
International Flavors & Fragrances Inc., 4.45%,
09/26/28 (Call 06/26/28)	820	786,913
LYB International Finance II BV, 3.50%, 03/02/27
(Call 12/02/26)(a)	50	47,784
Nutrien Ltd.
4.00%, 12/15/26 (Call 09/15/26)	150	145,110
4.20%, 04/01/29 (Call 01/01/29)	750	718,343
4.90%, 03/27/28 (Call 02/27/28)(a)	915	904,492
PPG Industries Inc.
1.20%, 03/15/26 (Call 02/15/26)	971	901,671
3.75%, 03/15/28 (Call 12/15/27)	340	324,512
Sherwin-Williams Co. (The), 3.45%, 08/01/25
(Call 05/01/25)	115	112,199
		15,775,734
Commercial Services — 1.4%
Automatic Data Processing Inc.
1.70%, 05/15/28 (Call 03/15/28)	445	395,218
3.38%, 09/15/25 (Call 06/15/25)	8,130	7,961,742
Block Financial LLC
2.50%, 07/15/28 (Call 05/15/28)	150	133,442
5.25%, 10/01/25 (Call 07/01/25)	342	339,220
GXO Logistics Inc.
1.65%, 07/15/26 (Call 06/15/26)	1,015	931,603
6.25%, 05/06/29 (Call 04/06/29)	375	380,217
PayPal Holdings Inc.
1.65%, 06/01/25 (Call 05/01/25)(a)	539	519,179

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware 1-5 Year USD Corporate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Services (continued)
2.65%, 10/01/26 (Call 08/01/26)	$70	$66,136
RELX Capital Inc., 4.00%, 03/18/29 (Call 12/18/28)	1,000	954,300
		11,681,057
Computers — 2.1%
Apple Inc.
1.20%, 02/08/28 (Call 12/08/27)	1,900	1,672,475
3.00%, 06/20/27 (Call 03/20/27)	30	28,460
3.00%, 11/13/27 (Call 08/13/27)	115	108,734
4.00%, 05/10/28 (Call 04/10/28)	395	385,647
Dell International LLC/EMC Corp.
4.90%, 10/01/26 (Call 08/01/26)	350	346,084
6.02%, 06/15/26 (Call 03/15/26)	257	259,224
DXC Technology Co.
1.80%, 09/15/26 (Call 08/15/26)	30	27,349
2.38%, 09/15/28 (Call 07/15/28)	460	393,618
Hewlett Packard Enterprise Co.
1.75%, 04/01/26 (Call 03/01/26)	1,072	1,003,592
4.90%, 10/15/25 (Call 07/15/25)	2,638	2,619,350
5.25%, 07/01/28 (Call 06/01/28)(a)	720	724,897
6.10%, 04/01/26 (Call 06/11/24)	10	10,001
HP Inc.
1.45%, 06/17/26 (Call 05/17/26)	45	41,524
2.20%, 06/17/25 (Call 05/17/25)	1,848	1,790,538
3.00%, 06/17/27 (Call 04/17/27)	195	182,694
4.75%, 01/15/28 (Call 12/15/27)	40	39,438
International Business Machines Corp.
1.70%, 05/15/27 (Call 03/15/27)	110	99,970
2.20%, 02/09/27 (Call 01/09/27)	15	13,905
3.30%, 05/15/26	620	598,250
3.45%, 02/19/26	4,490	4,359,212
4.50%, 02/06/28 (Call 01/06/28)	115	112,930
7.00%, 10/30/25(a)	2,200	2,249,685
Western Digital Corp., 2.85%, 02/01/29
(Call 12/01/28)	650	560,674
		17,628,251
Cosmetics & Personal Care — 0.6%
Colgate-Palmolive Co.
3.10%, 08/15/27 (Call 07/15/27)	2,100	1,996,074
4.80%, 03/02/26	104	103,743
Conopco Inc., Series E, 7.25%, 12/15/26	20	21,052
Procter & Gamble Co. (The)
2.80%, 03/25/27	10	9,483
2.85%, 08/11/27(a)	20	18,863
4.35%, 01/29/29	275	271,250
Unilever Capital Corp.
2.90%, 05/05/27 (Call 02/05/27)	100	94,756
3.10%, 07/30/25(a)	132	129,014
3.50%, 03/22/28 (Call 12/22/27)	1,945	1,850,287
4.88%, 09/08/28 (Call 08/08/28)	250	249,840
		4,744,362
Distribution & Wholesale — 0.3%
LKQ Corp., 5.75%, 06/15/28 (Call 05/15/28)	2,255	2,276,913

Diversified Financial Services — 5.4%
AerCap Ireland Capital DAC/AerCap Global
Aviation Trust
1.75%, 01/30/26 (Call 12/30/25)	2,040	1,915,069
2.45%, 10/29/26 (Call 09/29/26)(a)	1,700	1,581,672
3.00%, 10/29/28 (Call 08/29/28)	2,280	2,059,671
3.88%, 01/23/28 (Call 10/23/27)	435	410,096
Security	Par (000)	Value

Diversified Financial Services (continued)
4.45%, 10/01/25 (Call 08/01/25)	$575	$566,209
4.45%, 04/03/26 (Call 02/03/26)	180	176,435
4.63%, 10/15/27 (Call 08/15/27)	85	82,598
5.10%, 01/19/29 (Call 12/19/28)	380	374,519
5.75%, 06/06/28 (Call 05/06/28)(a)	365	367,956
6.10%, 01/15/27 (Call 12/15/26)	150	152,168
6.50%, 07/15/25 (Call 06/15/25)(a)	677	682,150
Affiliated Managers Group Inc., 3.50%, 08/01/25	50	48,792
Air Lease Corp.
1.88%, 08/15/26 (Call 07/15/26)	100	92,339
2.10%, 09/01/28 (Call 07/01/28)	390	340,736
2.20%, 01/15/27 (Call 12/15/26)	685	629,884
2.88%, 01/15/26 (Call 12/15/25)(a)	663	633,811
3.38%, 07/01/25 (Call 06/01/25)	36	35,117
3.63%, 04/01/27 (Call 01/01/27)(a)	190	181,103
5.10%, 03/01/29 (Call 02/01/29)	150	147,935
5.30%, 02/01/28 (Call 01/01/28)(a)	1,270	1,264,872
5.85%, 12/15/27 (Call 11/15/27)	5	5,051
Aircastle Ltd., 4.25%, 06/15/26 (Call 04/15/26)	1,270	1,235,995
Ally Financial Inc.
2.20%, 11/02/28 (Call 09/02/28)	170	146,668
4.75%, 06/09/27 (Call 05/09/27)	590	572,795
6.85%, 01/03/30 (Call 01/03/29),
(1-day SOFR + 2.282%)(a)(b)	430	441,309
6.99%, 06/13/29 (Call 06/13/28),
(1-day SOFR + 3.260%)(b)	10	10,339
American Express Co.
1.65%, 11/04/26 (Call 10/04/26)	110	100,910
2.55%, 03/04/27 (Call 02/01/27)	435	405,351
3.13%, 05/20/26 (Call 04/20/26)	918	880,744
3.30%, 05/03/27 (Call 04/03/27)	1,105	1,050,531
4.20%, 11/06/25 (Call 10/06/25)	402	395,859
5.28%, 07/27/29 (Call 07/27/28),
(1-day SOFR + 1.280%)(b)	585	584,537
5.53%, 04/25/30 (Call 04/25/29),
(1-day SOFR +1.090%)(b)	525	529,800
5.65%, 04/23/27 (Call 04/23/26),
(1-day SOFR +0.750%)(b)	525	526,930
5.85%, 11/05/27 (Call 10/05/27)	1,005	1,028,030
American Express Credit Corp., 3.30%, 05/03/27
(Call 04/03/27)	70	66,973
Brookfield Finance Inc.
3.90%, 01/25/28 (Call 10/25/27)(a)	120	114,688
4.25%, 06/02/26 (Call 03/02/26)	197	192,807
4.85%, 03/29/29 (Call 12/29/28)	700	688,189
Capital One Financial Corp.
1.88%, 11/02/27 (Call 11/02/26),
(1-day SOFR + 0.855%)(b)	150	137,077
3.27%, 03/01/30 (Call 03/01/29),
(1-day SOFR + 1.790%)(b)	400	359,411
3.65%, 05/11/27 (Call 04/11/27)	35	33,400
3.75%, 07/28/26 (Call 06/28/26)	30	28,930
3.75%, 03/09/27 (Call 02/09/27)	165	158,125
4.93%, 05/10/28 (Call 05/10/27),
(1-day SOFR + 2.057%)(b)	1,565	1,539,550
4.99%, 07/24/26 (Call 07/24/25),
(1-day SOFR + 2.160%)(a)(b)	85	84,239
5.47%, 02/01/29 (Call 02/01/28),
(1-day SOFR + 2.080%)(a)(b)	1,085	1,076,142
5.70%, 02/01/30 (Call 02/01/29),
(1-day SOFR + 1.905%)(b)	140	139,860

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware 1-5 Year USD Corporate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
6.31%, 06/08/29 (Call 06/08/28),
(1-day SOFR + 2.640%)(b)	$320	$326,501
Cboe Global Markets Inc., 3.65%, 01/12/27
(Call 10/12/26)	610	588,818
Charles Schwab Corp. (The)
1.15%, 05/13/26 (Call 04/13/26)	5	4,620
2.00%, 03/20/28 (Call 01/20/28)	965	862,252
2.45%, 03/03/27 (Call 02/03/27)	100	92,867
3.20%, 01/25/28 (Call 10/25/27)	185	173,153
3.30%, 04/01/27 (Call 01/01/27)(a)	50	47,626
5.64%, 05/19/29 (Call 05/19/28),
(1-day SOFR + 2.210%)(b)	10	10,092
5.88%, 08/24/26 (Call 07/24/26)	180	182,036
6.20%, 11/17/29 (Call 11/17/28),
(1-day SOFR + 1.878%)(b)	265	273,917
Discover Financial Services
4.10%, 02/09/27 (Call 11/09/26)	345	331,325
4.50%, 01/30/26 (Call 11/30/25)	45	44,136
Eaton Vance Corp., 3.50%, 04/06/27 (Call 01/06/27)	1,485	1,419,110
Intercontinental Exchange Inc., 4.00%, 09/15/27
(Call 08/15/27)	180	173,799
Invesco Finance PLC, 3.75%, 01/15/26	468	455,114
Janus Henderson U.S. Holdings Inc., 4.88%, 08/01/25
(Call 05/01/25)(a)	2,505	2,477,360
Legg Mason Inc., 4.75%, 03/15/26(a)	1,425	1,412,149
LPL Holdings Inc.
5.70%, 05/20/27 (Call 04/20/27)	60	60,173
6.75%, 11/17/28 (Call 10/17/28)(a)	205	214,368
Nasdaq Inc.
3.85%, 06/30/26 (Call 03/30/26)	95	92,205
5.35%, 06/28/28 (Call 05/28/28)	1,245	1,251,333
5.65%, 06/28/25	85	85,028
Nomura Holdings Inc.
1.65%, 07/14/26	1,695	1,560,958
1.85%, 07/16/25	1,070	1,024,099
2.17%, 07/14/28	710	622,958
2.33%, 01/22/27	2,030	1,871,208
2.71%, 01/22/29	200	176,657
5.71%, 01/09/26	200	200,039
5.84%, 01/18/28	200	202,116
6.07%, 07/12/28	295	301,057
ORIX Corp.
3.70%, 07/18/27	725	690,492
5.00%, 09/13/27	5	4,945
Radian Group Inc.
4.88%, 03/15/27 (Call 09/15/26)	485	472,433
6.20%, 05/15/29 (Call 04/15/29)	270	271,469
Synchrony Financial
3.70%, 08/04/26 (Call 05/04/26)	230	218,479
3.95%, 12/01/27 (Call 09/01/27)	1,155	1,081,223
4.50%, 07/23/25 (Call 04/23/25)	890	873,571
5.15%, 03/19/29 (Call 12/19/28)	990	949,355
Voya Financial Inc., 3.65%, 06/15/26	37	35,660
Western Union Co. (The), 1.35%, 03/15/26
(Call 02/15/26)	987	914,516
		46,326,589
Electric — 5.3%
AEP Texas Inc.
3.95%, 06/01/28 (Call 03/01/28)	1,740	1,645,622
5.45%, 05/15/29 (Call 04/15/29)	850	849,439
Algonquin Power & Utilities Corp., 5.37%, 06/15/26(c)	1,500	1,489,864
Security	Par (000)	Value

Electric (continued)
Atlantic City Electric Co., 4.00%, 10/15/28
(Call 07/15/28)	$900	$859,005
Baltimore Gas & Electric Co., 2.40%, 08/15/26
(Call 05/15/26)	5	4,716
Commonwealth Edison Co.
2.55%, 06/15/26 (Call 03/15/26)	75	71,200
3.70%, 08/15/28 (Call 05/15/28)	1,525	1,441,988
Connecticut Light & Power Co. (The)
Series A, 0.75%, 12/01/25 (Call 11/01/25)	40	37,436
Series A, 3.20%, 03/15/27 (Call 12/15/26)	320	304,429
Connecticut Light and Power Co. (The), 4.65%,
01/01/29 (Call 12/01/28)	1,100	1,080,975
Consumers Energy Co.
3.80%, 11/15/28 (Call 08/15/28)	800	760,311
4.65%, 03/01/28 (Call 01/01/28)(a)	70	69,203
Edison International
5.25%, 11/15/28 (Call 10/15/28)	550	544,362
5.75%, 06/15/27 (Call 04/15/27)	675	679,182
Enel Americas SA, 4.00%, 10/25/26 (Call 07/25/26)	1,090	1,045,814
Eversource Energy
2.90%, 03/01/27 (Call 02/01/27)	1,150	1,074,982
4.60%, 07/01/27 (Call 06/01/27)	55	53,701
5.00%, 01/01/27(a)	150	148,370
5.45%, 03/01/28 (Call 02/01/28)	135	135,053
5.95%, 02/01/29 (Call 01/01/29)	830	846,205
Series M, 3.30%, 01/15/28 (Call 10/15/27)	720	667,775
Series O, 4.25%, 04/01/29 (Call 01/01/29)	400	379,686
Series Q, 0.80%, 08/15/25 (Call 07/15/25)	251	236,539
Series U, 1.40%, 08/15/26 (Call 07/15/26)	2,910	2,657,308
Exelon Corp.
3.40%, 04/15/26 (Call 01/15/26)	102	98,657
3.95%, 06/15/25 (Call 03/15/25)	559	549,485
5.15%, 03/15/28 (Call 02/15/28)	745	741,536
5.15%, 03/15/29 (Call 02/15/29)	1,275	1,268,270
Florida Power & Light Co.
3.13%, 12/01/25 (Call 06/01/25)	48	46,537
4.40%, 05/15/28 (Call 03/15/28)	90	87,967
5.05%, 04/01/28 (Call 03/01/28)	125	125,159
5.15%, 06/15/29 (Call 05/15/29)	255	255,945
Fortis Inc./Canada, 3.06%, 10/04/26 (Call 07/04/26)	1,200	1,135,174
ITC Holdings Corp.
3.25%, 06/30/26 (Call 03/30/26)	3,240	3,097,029
3.35%, 11/15/27 (Call 08/15/27)	530	496,876
National Grid PLC, 5.60%, 06/12/28 (Call 05/12/28)	2,630	2,645,315
National Rural Utilities Cooperative Finance Corp.
4.85%, 02/07/29 (Call 01/07/29)	240	237,432
5.05%, 09/15/28 (Call 08/15/28)	85	84,621
5.10%, 05/06/27 (Call 04/06/27)	125	124,823
5.15%, 06/15/29 (Call 05/15/29)	125	124,638
NextEra Energy Capital Holdings Inc.
1.88%, 01/15/27 (Call 12/15/26)	1,414	1,296,700
1.90%, 06/15/28 (Call 04/15/28)	1,187	1,043,659
3.55%, 05/01/27 (Call 02/01/27)	125	119,188
3.80%, 03/15/82 (Call 03/15/27),
(5-year CMT + 2.547%)(b)	322	293,916
4.63%, 07/15/27 (Call 06/15/27)	145	142,342
4.80%, 12/01/77 (Call 12/01/27),
(3-mo. LIBOR US + 2.409%)(b)	300	275,629
4.90%, 02/28/28 (Call 01/28/28)	615	607,732
4.90%, 03/15/29 (Call 02/15/29)	510	502,891
4.95%, 01/29/26	500	497,024

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware 1-5 Year USD Corporate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
5.65%, 05/01/79 (Call 05/01/29),
(3-mo. LIBOR US + 3.156%)(b)	$400	$380,175
NSTAR Electric Co.
3.20%, 05/15/27 (Call 02/15/27)	435	413,730
3.25%, 05/15/29 (Call 02/15/29)	1,000	920,088
Oncor Electric Delivery Co. LLC, 3.70%, 11/15/28
(Call 08/15/28)	85	80,342
Pacific Gas and Electric Co.
2.10%, 08/01/27 (Call 06/01/27)	105	94,615
3.30%, 12/01/27 (Call 09/01/27)	240	222,802
5.45%, 06/15/27 (Call 05/15/27)	965	962,654
5.55%, 05/15/29 (Call 04/15/29)	365	364,834
Public Service Electric & Gas Co.
0.95%, 03/15/26 (Call 02/15/26)	142	131,841
2.25%, 09/15/26 (Call 06/15/26)	50	46,845
3.00%, 05/15/27 (Call 02/15/27)	40	37,784
Public Service Enterprise Group Inc.
0.80%, 08/15/25 (Call 07/15/25)	540	509,776
5.20%, 04/01/29 (Call 03/01/29)	1,250	1,241,645
5.85%, 11/15/27 (Call 10/15/27)(a)	3,805	3,869,579
5.88%, 10/15/28 (Call 09/15/28)	140	142,596
San Diego Gas & Electric Co.
2.50%, 05/15/26 (Call 02/15/26)	135	128,155
4.95%, 08/15/28 (Call 07/15/28)	240	239,527
Sempra
3.25%, 06/15/27 (Call 03/15/27)	30	28,215
4.13%, 04/01/52 (Call 01/01/27),
(5-year CMT + 2.868%)(b)	505	467,581
5.40%, 08/01/26 (Call 07/01/26)	145	144,749
Southern California Edison Co.
4.90%, 06/01/26 (Call 05/01/26)	140	138,854
5.30%, 03/01/28 (Call 02/01/28)	70	70,167
5.35%, 03/01/26(a)	275	274,998
5.65%, 10/01/28 (Call 09/01/28)(a)	525	533,436
Series A, 4.20%, 03/01/29 (Call 12/01/28)	800	764,253
Series E, 3.70%, 08/01/25 (Call 06/01/25)	205	200,704
		45,391,655
Electrical Components & Equipment — 0.0%
Emerson Electric Co., 3.15%, 06/01/25
(Call 03/01/25)	149	145,818
Electronics — 0.8%
Allegion U.S. Holding Co. Inc., 3.55%, 10/01/27
(Call 07/01/27)	575	543,414
Avnet Inc.
4.63%, 04/15/26 (Call 01/15/26)	130	127,462
6.25%, 03/15/28 (Call 02/15/28)	340	347,980
Flex Ltd.
3.75%, 02/01/26 (Call 01/01/26)	1,180	1,141,895
4.75%, 06/15/25 (Call 03/15/25)	192	190,075
Fortive Corp., 3.15%, 06/15/26 (Call 03/15/26)	80	76,410
Honeywell International Inc.
1.10%, 03/01/27 (Call 02/01/27)	62	56,020
1.35%, 06/01/25 (Call 05/01/25)	3,080	2,961,497
2.50%, 11/01/26 (Call 08/01/26)	60	56,623
Hubbell Inc., 3.15%, 08/15/27 (Call 05/15/27)	10	9,389
Jabil Inc., 4.25%, 05/15/27 (Call 04/15/27)	45	43,422
Keysight Technologies Inc., 4.60%, 04/06/27
(Call 01/06/27)	100	97,994
Trimble Inc., 4.90%, 06/15/28 (Call 03/15/28)	33	32,389
Security	Par (000)	Value

Electronics (continued)
Vontier Corp., 1.80%, 04/01/26 (Call 03/01/26)	$808	$750,827
		6,435,397
Environmental Control — 0.2%
Veralto Corp., 5.35%, 09/18/28 (Call 08/18/28)(d)	1,405	1,407,375

Food — 3.0%
Campbell Soup Co.
4.15%, 03/15/28 (Call 12/15/27)	430	414,398
5.20%, 03/19/27	235	235,148
5.20%, 03/21/29 (Call 02/21/29)	550	546,987
5.30%, 03/20/26	195	194,590
Conagra Brands Inc.
1.38%, 11/01/27 (Call 09/01/27)	911	797,039
4.60%, 11/01/25 (Call 09/01/25)	95	93,774
4.85%, 11/01/28 (Call 08/01/28)	1,020	997,531
5.30%, 10/01/26	65	64,947
General Mills Inc.
3.20%, 02/10/27 (Call 11/10/26)	5,210	4,949,180
4.20%, 04/17/28 (Call 01/17/28)	15	14,498
4.70%, 01/30/27 (Call 12/20/26)	275	271,325
5.24%, 11/18/25 (Call 06/17/24)(a)	1,150	1,145,644
5.50%, 10/17/28 (Call 09/17/28)	75	75,921
Hershey Co. (The), 3.20%, 08/21/25 (Call 05/21/25)	15	14,640
Hormel Foods Corp.
1.70%, 06/03/28 (Call 04/03/28)	535	472,449
4.80%, 03/30/27 (Call 02/28/27)	200	198,910
Ingredion Inc., 3.20%, 10/01/26 (Call 07/01/26)	1,875	1,782,615
J.M. Smucker Co. (The), 5.90%, 11/15/28
(Call 10/15/28)	385	395,282
Kellanova
3.25%, 04/01/26	5,732	5,520,530
3.40%, 11/15/27 (Call 08/15/27)	2,035	1,918,584
Kraft Heinz Foods Co.
3.00%, 06/01/26 (Call 03/01/26)	97	92,842
3.88%, 05/15/27 (Call 02/15/27)	335	324,059
4.63%, 01/30/29 (Call 10/30/28)	505	495,799
Kroger Co. (The)
2.65%, 10/15/26 (Call 07/15/26)	195	183,753
3.50%, 02/01/26 (Call 11/01/25)	105	101,946
3.70%, 08/01/27 (Call 05/01/27)	1,710	1,641,419
McCormick & Co. Inc./MD
0.90%, 02/15/26 (Call 01/15/26)	170	157,660
3.40%, 08/15/27 (Call 05/15/27)	2,485	2,354,506
Mondelez International Inc., 4.75%, 02/20/29
(Call 01/20/29)	265	260,745
		25,716,721
Gas — 0.4%
National Fuel Gas Co.
5.20%, 07/15/25 (Call 04/15/25)(a)	115	114,355
5.50%, 01/15/26 (Call 12/15/25)	1,414	1,408,482
ONE Gas Inc., 5.10%, 04/01/29 (Call 03/01/29)	1,990	1,986,622
Southern California Gas Co.
2.95%, 04/15/27 (Call 03/15/27)	48	45,171
3.20%, 06/15/25 (Call 03/15/25)	80	78,213
		3,632,843
Hand & Machine Tools — 0.0%
Regal Rexnord Corp., 6.05%, 04/15/28
(Call 03/15/28)	200	202,626

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware 1-5 Year USD Corporate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Products — 0.3%
Agilent Technologies Inc., 3.05%, 09/22/26
(Call 06/22/26)	$810	$769,420
Baxter International Inc., 1.92%, 02/01/27
(Call 01/01/27)	50	45,648
Danaher Corp., 3.35%, 09/15/25 (Call 06/15/25)(a)	47	45,910
Edwards Lifesciences Corp., 4.30%, 06/15/28
(Call 03/15/28)(a)	1,220	1,175,689
Zimmer Biomet Holdings Inc., 5.35%, 12/01/28
(Call 11/01/28)	515	517,717
		2,554,384
Health Care - Services — 2.4%
Centene Corp.
2.45%, 07/15/28 (Call 05/15/28)	1,733	1,529,715
4.25%, 12/15/27 (Call 06/17/24)(a)	615	585,127
Elevance Health Inc.
1.50%, 03/15/26 (Call 02/15/26)	1,295	1,209,897
3.65%, 12/01/27 (Call 09/01/27)	1,930	1,836,387
4.10%, 03/01/28 (Call 12/01/27)	710	684,240
5.15%, 06/15/29 (Call 05/15/29)	245	244,598
HCA Inc.
3.13%, 03/15/27 (Call 02/15/27)	810	762,905
3.38%, 03/15/29 (Call 01/15/29)	800	730,072
4.50%, 02/15/27 (Call 08/15/26)	1,025	1,000,152
5.20%, 06/01/28 (Call 05/01/28)	295	292,760
5.25%, 06/15/26 (Call 12/15/25)	125	124,247
5.38%, 09/01/26 (Call 03/01/26)	392	390,748
5.63%, 09/01/28 (Call 03/01/28)	185	186,000
5.88%, 02/15/26 (Call 08/15/25)	455	455,698
5.88%, 02/01/29 (Call 08/01/28)	5	5,071
Humana Inc.
1.35%, 02/03/27 (Call 01/03/27)	110	99,167
3.70%, 03/23/29 (Call 02/23/29)	700	652,620
3.95%, 03/15/27 (Call 12/15/26)	95	91,570
5.75%, 03/01/28 (Call 02/01/28)	260	263,230
5.75%, 12/01/28 (Call 11/01/28)	305	310,031
IQVIA Inc.
5.70%, 05/15/28 (Call 04/15/28)	305	306,916
6.25%, 02/01/29 (Call 01/01/29)	700	717,702
Laboratory Corp. of America Holdings
1.55%, 06/01/26 (Call 05/01/26)	87	80,555
3.60%, 09/01/27 (Call 06/01/27)	625	595,755
Quest Diagnostics Inc., 3.45%, 06/01/26
(Call 03/01/26)	285	274,758
UnitedHealth Group Inc.
3.70%, 05/15/27 (Call 04/15/27)	970	935,655
1.15%, 05/15/26 (Call 04/15/26)	20	18,534
1.25%, 01/15/26	5	4,696
2.95%, 10/15/27	1,370	1,282,134
3.10%, 03/15/26	95	91,712
3.38%, 04/15/27	55	52,661
3.45%, 01/15/27	50	48,092
3.75%, 07/15/25	48	47,225
3.85%, 06/15/28	1,720	1,646,954
3.88%, 12/15/28	610	582,307
4.00%, 05/15/29 (Call 03/15/29)	900	860,156
4.25%, 01/15/29 (Call 12/15/28)	220	212,968
4.60%, 04/15/27 (Call 03/15/27)	285	281,901
4.70%, 04/15/29 (Call 03/15/29)	265	261,294
5.25%, 02/15/28 (Call 01/15/28)	1,025	1,034,257
		20,790,467
Security	Par (000)	Value

Home Builders — 0.0%
Lennar Corp., 4.75%, 11/29/27 (Call 05/29/27)	$5	$4,937
Toll Brothers Finance Corp., 4.88%, 03/15/27
(Call 12/15/26)	80	78,617
		83,554
Home Furnishings — 0.2%
Leggett & Platt Inc.
3.50%, 11/15/27 (Call 08/15/27)(a)	320	290,631
4.40%, 03/15/29 (Call 12/15/28)	800	722,026
Whirlpool Corp., 4.75%, 02/26/29 (Call 11/26/28)(a)	1,100	1,066,619
		2,079,276
Household Products & Wares — 0.8%
Church & Dwight Co. Inc., 3.15%, 08/01/27
(Call 05/01/27)	15	14,190
Clorox Co. (The)
3.10%, 10/01/27 (Call 07/01/27)	150	140,808
3.90%, 05/15/28 (Call 02/15/28)	1,855	1,779,892
4.40%, 05/01/29 (Call 03/01/29)	1,000	968,975
Kimberly-Clark Corp.
1.05%, 09/15/27 (Call 07/15/27)(a)	3,700	3,265,499
2.75%, 02/15/26	120	115,515
3.05%, 08/15/25	510	497,440
		6,782,319
Insurance — 0.7%
Aegon Ltd., 5.50%, 04/11/48 (Call 04/11/28),
(6-mo. LIBOR US + 3.540%)(b)	600	578,652
American International Group Inc., Series A-9, 5.75%,
04/01/48 (Call 04/01/28),
(3-mo. LIBOR US + 2.868%)(b)	265	259,689
Aon Corp., 8.21%, 01/01/27	410	435,404
Assurant Inc., 4.90%, 03/27/28 (Call 12/27/27)	130	126,716
Athene Holding Ltd., 4.13%, 01/12/28 (Call 10/12/27)	300	288,641
Brighthouse Financial Inc., 3.70%, 06/22/27
(Call 03/22/27)	30	28,405
CNO Financial Group Inc., 5.25%, 05/30/29
(Call 02/28/29)	800	774,495
Equitable Holdings Inc.
4.35%, 04/20/28 (Call 01/20/28)	335	321,660
7.00%, 04/01/28	70	74,011
Lincoln National Corp., 3.80%, 03/01/28
(Call 12/01/27)	250	237,737
Manulife Financial Corp.
2.48%, 05/19/27 (Call 03/19/27)	85	79,080
4.06%, 02/24/32 (Call 02/24/27),
(5-year USD ICE Swap + 1.647%)(b)	185	177,071
Munich Re America Corp., Series B, 7.45%, 12/15/26	50	52,666
Prudential Financial Inc.
1.50%, 03/10/26 (Call 02/10/26)	60	56,186
3.88%, 03/27/28 (Call 12/27/27)	1,210	1,158,496
4.50%, 09/15/47 (Call 09/15/27),
(3-mo. LIBOR US + 2.380%)(b)	350	328,695
5.70%, 09/15/48 (Call 09/15/28),
(3-mo. LIBOR US + 2.665%)(b)	455	445,197
Willis North America Inc., 4.50%, 09/15/28
(Call 06/15/28)	400	386,680
		5,809,481
Internet — 0.4%
Alibaba Group Holding Ltd., 3.40%, 12/06/27
(Call 09/06/27)(a)	880	828,532
Amazon.com Inc.
0.80%, 06/03/25 (Call 05/03/25)	695	665,417

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware 1-5 Year USD Corporate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Internet (continued)
1.20%, 06/03/27 (Call 04/03/27)	$95	$85,303
1.65%, 05/12/28 (Call 03/12/28)	5	4,435
3.15%, 08/22/27 (Call 05/22/27)	110	104,284
4.55%, 12/01/27 (Call 11/01/27)	1,240	1,229,814
Baidu Inc., 4.38%, 03/29/28 (Call 12/29/27)(a)	500	486,053
eBay Inc.
1.40%, 05/10/26 (Call 04/10/26)	200	185,418
3.60%, 06/05/27 (Call 03/05/27)	230	220,028
		3,809,284
Iron & Steel — 0.3%
Nucor Corp.
2.00%, 06/01/25 (Call 05/01/25)	188	181,654
3.95%, 05/01/28 (Call 02/01/28)	645	618,987
4.30%, 05/23/27 (Call 04/23/27)	155	151,666
Reliance Inc., 1.30%, 08/15/25 (Call 07/15/25)	153	145,290
Steel Dynamics Inc.
2.40%, 06/15/25 (Call 05/15/25)	209	202,221
5.00%, 12/15/26 (Call 07/01/24)(a)	1,060	1,050,735
		2,350,553
Leisure Time — 0.4%
Harley-Davidson Inc., 3.50%, 07/28/25
(Call 04/28/25)(a)	3,425	3,336,246

Lodging — 0.3%
Hyatt Hotels Corp., 4.85%, 03/15/26 (Call 12/15/25)	247	244,451
Marriott International Inc./MD
3.75%, 10/01/25 (Call 07/01/25)	102	99,671
5.55%, 10/15/28 (Call 09/15/28)	220	222,305
Sands China Ltd.
2.30%, 03/08/27 (Call 02/08/27)(a)	680	619,289
2.85%, 03/08/29 (Call 01/08/29)	200	175,111
5.40%, 08/08/28 (Call 05/08/28)	980	963,515
		2,324,342
Machinery — 2.1%
ABB Finance USA Inc., 3.80%, 04/03/28
(Call 01/03/28)(a)	1,800	1,745,273
Caterpillar Financial Services Corp.
1.10%, 09/14/27	15	13,294
1.70%, 01/08/27	55	50,588
3.60%, 08/12/27(a)	15	14,383
4.85%, 02/27/29	270	269,105
5.05%, 02/27/26(a)	325	324,412
CNH Industrial Capital LLC
1.45%, 07/15/26 (Call 06/15/26)	1,870	1,722,538
1.88%, 01/15/26 (Call 12/15/25)	1,700	1,603,982
4.55%, 04/10/28 (Call 03/10/28)	510	496,754
5.10%, 04/20/29 (Call 03/20/29)	650	644,883
5.50%, 01/12/29 (Call 12/12/28)	650	654,943
CNH Industrial NV, 3.85%, 11/15/27 (Call 08/15/27)	1,860	1,781,361
John Deere Capital Corp.
1.50%, 03/06/28	565	497,897
1.70%, 01/11/27	30	27,589
1.75%, 03/09/27	68	62,304
2.35%, 03/08/27(a)	25	23,279
2.80%, 09/08/27	10	9,338
3.40%, 09/11/25	80	78,119
3.45%, 03/07/29(a)	5	4,693
4.15%, 09/15/27	18	17,568
4.75%, 01/20/28	730	725,128
4.90%, 03/03/28	520	519,551
Security	Par (000)	Value

Machinery (continued)
4.95%, 07/14/28	$1,675	$1,673,359
Oshkosh Corp., 4.60%, 05/15/28 (Call 02/15/28)	2,165	2,109,257
Otis Worldwide Corp., 5.25%, 08/16/28
(Call 07/16/28)	160	160,664
Westinghouse Air Brake Technologies Corp.
3.20%, 06/15/25 (Call 05/15/25)	155	151,102
3.45%, 11/15/26 (Call 08/15/26)	30	28,604
4.70%, 09/15/28 (Call 06/15/28)	30	29,347
Xylem Inc./New York
1.95%, 01/30/28 (Call 11/30/27)	817	731,720
3.25%, 11/01/26 (Call 08/01/26)	2,028	1,933,365
		18,104,400
Manufacturing — 1.0%
3M Co.
2.25%, 09/19/26 (Call 06/19/26)(a)	320	298,920
2.88%, 10/15/27 (Call 07/15/27)	2,560	2,377,446
3.00%, 08/07/25(a)	4,459	4,332,142
3.38%, 03/01/29 (Call 12/01/28)	500	460,707
Teledyne Technologies Inc., 1.60%, 04/01/26
(Call 03/01/26)	920	857,722
Textron Inc., 3.65%, 03/15/27 (Call 12/15/26)	30	28,653
		8,355,590
Media — 0.7%
Charter Communications Operating LLC/Charter
Communications Operating Capital
2.25%, 01/15/29 (Call 11/15/28)	1,405	1,194,389
3.75%, 02/15/28 (Call 11/15/27)	565	523,489
4.20%, 03/15/28 (Call 12/15/27)	15	14,104
4.91%, 07/23/25 (Call 04/23/25)	22	21,793
6.10%, 06/01/29 (Call 05/01/29)	425	425,276
Comcast Corp.
2.35%, 01/15/27 (Call 10/15/26)	10	9,328
3.15%, 02/15/28 (Call 11/15/27)	505	472,507
3.38%, 08/15/25 (Call 05/15/25)	96	93,862
5.10%, 06/01/29 (Call 05/01/29)	425	425,383
Discovery Communications LLC
3.95%, 06/15/25 (Call 03/15/25)	50	48,975
3.95%, 03/20/28 (Call 12/20/27)	20	18,747
FactSet Research Systems Inc., 2.90%, 03/01/27
(Call 02/01/27)	435	406,233
Paramount Global
2.90%, 01/15/27 (Call 10/15/26)(a)	857	788,268
3.38%, 02/15/28 (Call 11/15/27)(a)	300	269,658
TWDC Enterprises 18 Corp.
2.95%, 06/15/27	45	42,550
3.15%, 09/17/25	308	299,660
Walt Disney Co. (The)
2.20%, 01/13/28(a)	960	875,752
3.70%, 03/23/27	60	58,068
		5,988,042
Mining — 0.0%
Kinross Gold Corp., 4.50%, 07/15/27 (Call 04/15/27)	25	24,276

Office & Business Equipment — 0.1%
CDW LLC/CDW Finance Corp., 2.67%, 12/01/26
(Call 11/01/26)	1,051	980,234

Oil & Gas — 1.6%
Apache Corp., 4.38%, 10/15/28 (Call 07/15/28)	210	197,819
BP Capital Markets America Inc., 3.80%, 09/21/25
(Call 07/21/25)	203	199,250

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware 1-5 Year USD Corporate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
BP Capital Markets PLC, 3.28%, 09/19/27
(Call 06/19/27)	$105	$99,287
Chevron USA Inc., 1.02%, 08/12/27 (Call 06/12/27)	30	26,543
Devon Energy Corp., 5.85%, 12/15/25 (Call 09/15/25)	835	838,828
EQT Corp.
3.90%, 10/01/27 (Call 07/01/27)	1,090	1,038,419
5.00%, 01/15/29 (Call 07/15/28)	465	453,155
5.70%, 04/01/28 (Call 03/01/28)	40	40,231
Hess Corp., 4.30%, 04/01/27 (Call 01/01/27)	2,710	2,637,683
Marathon Oil Corp.
4.40%, 07/15/27 (Call 04/15/27)	55	53,794
5.30%, 04/01/29 (Call 03/01/29)	250	250,645
Marathon Petroleum Corp., 5.13%, 12/15/26
(Call 09/15/26)	155	154,036
Occidental Petroleum Corp., 8.50%, 07/15/27
(Call 01/15/27)	5	5,358
Ovintiv Inc.
5.38%, 01/01/26 (Call 10/01/25)	1,745	1,736,258
5.65%, 05/15/28 (Call 04/15/28)	1,045	1,055,309
Phillips 66
1.30%, 02/15/26 (Call 01/15/26)	249	232,548
3.90%, 03/15/28 (Call 12/15/27)	590	563,341
Phillips 66 Co., 3.75%, 03/01/28 (Call 12/01/27)	350	332,670
Shell International Finance BV
2.50%, 09/12/26	110	104,028
2.88%, 05/10/26	175	167,996
3.88%, 11/13/28 (Call 08/13/28)	810	776,174
TotalEnergies Capital International SA, 3.46%,
02/19/29 (Call 11/19/28)	990	927,968
TotalEnergies Capital SA, 3.88%, 10/11/28	1,395	1,336,825
Valero Energy Corp., 3.40%, 09/15/26 (Call 06/15/26)	60	57,470
		13,285,635
Oil & Gas Services — 0.2%
Baker Hughes Holdings LLC/Baker Hughes
Co-Obligor Inc.
2.06%, 12/15/26 (Call 11/15/26)	995	919,616
3.34%, 12/15/27 (Call 09/15/27)	45	42,393
Halliburton Co., 3.80%, 11/15/25 (Call 08/15/25)	271	264,741
Schlumberger Finance Canada Ltd., 1.40%, 09/17/25
(Call 08/17/25)	705	671,737
		1,898,487
Packaging & Containers — 0.2%
Amcor Finance USA Inc., 3.63%, 04/28/26
(Call 01/28/26)	1,135	1,092,784
WRKCo Inc., 3.90%, 06/01/28 (Call 03/01/28)	265	251,375
		1,344,159
Pharmaceuticals — 3.2%
AbbVie Inc.
2.95%, 11/21/26 (Call 09/21/26)	70	66,501
4.80%, 03/15/29 (Call 02/15/29)	150	148,460
Astrazeneca Finance LLC
1.20%, 05/28/26 (Call 04/28/26)	745	689,325
1.75%, 05/28/28 (Call 03/28/28)	1,270	1,121,725
4.85%, 02/26/29 (Call 01/26/29)	475	471,411
4.88%, 03/03/28 (Call 02/03/28)	110	109,478
AstraZeneca PLC
0.70%, 04/08/26 (Call 03/08/26)	3,577	3,299,417
3.38%, 11/16/25	4,545	4,428,641
Becton Dickinson and Co.
3.70%, 06/06/27 (Call 03/06/27)	10	9,572
Security	Par (000)	Value

Pharmaceuticals (continued)
4.69%, 02/13/28 (Call 01/13/28)	$185	$181,543
4.87%, 02/08/29 (Call 01/08/29)	100	98,671
Bristol-Myers Squibb Co.
1.13%, 11/13/27 (Call 09/13/27)	40	35,125
3.90%, 02/20/28 (Call 11/20/27)	25	24,063
4.90%, 02/22/29 (Call 01/22/29)	360	357,804
4.95%, 02/20/26(a)	375	373,543
Cardinal Health Inc.
3.41%, 06/15/27 (Call 03/15/27)	10	9,491
3.75%, 09/15/25 (Call 06/15/25)	485	474,348
5.13%, 02/15/29 (Call 01/15/29)	1,000	992,676
Cencora Inc., 3.45%, 12/15/27 (Call 09/15/27)	10	9,433
Cigna Group (The)
1.25%, 03/15/26 (Call 02/15/26)	80	74,449
3.05%, 10/15/27 (Call 07/15/27)	1,170	1,094,223
3.40%, 03/01/27 (Call 12/01/26)	45	42,940
4.38%, 10/15/28 (Call 07/15/28)	2,504	2,419,529
CVS Health Corp.
1.30%, 08/21/27 (Call 06/21/27)	85	74,929
3.63%, 04/01/27 (Call 02/01/27)	30	28,666
4.30%, 03/25/28 (Call 12/25/27)	2,005	1,931,746
5.40%, 06/01/29 (Call 05/01/29)(a)	525	524,618
Eli Lilly & Co., 4.50%, 02/09/29 (Call 01/09/29)	550	542,046
GlaxoSmithKline Capital Inc., 3.88%, 05/15/28	45	43,358
Johnson & Johnson
0.95%, 09/01/27 (Call 07/01/27)	55	48,748
4.80%, 06/01/29 (Call 05/01/29)(a)	425	426,086
McKesson Corp., 4.90%, 07/15/28 (Call 06/15/28)(a)	445	442,143
Mead Johnson Nutrition Co., 4.13%, 11/15/25
(Call 08/15/25)	555	545,825
Merck & Co. Inc.
1.70%, 06/10/27 (Call 05/10/27)	5	4,549
4.05%, 05/17/28 (Call 04/17/28)(a)	280	272,802
Novartis Capital Corp.
2.00%, 02/14/27 (Call 12/14/26)	55	51,113
3.10%, 05/17/27 (Call 02/17/27)	60	57,284
Pfizer Investment Enterprises Pte Ltd., 4.45%,
05/19/28 (Call 04/19/28)	910	890,671
Shire Acquisitions Investments Ireland DAC, 3.20%,
09/23/26 (Call 06/23/26)	55	52,506
Utah Acquisition Sub Inc., 3.95%, 06/15/26
(Call 03/15/26)	60	57,884
Viatris Inc., 2.30%, 06/22/27 (Call 04/22/27)	575	521,483
Zoetis Inc.
3.00%, 09/12/27 (Call 06/12/27)	3,160	2,952,730
3.90%, 08/20/28 (Call 05/20/28)	1,000	952,063
4.50%, 11/13/25 (Call 08/13/25)	175	172,669
5.40%, 11/14/25 (Call 10/14/25)	600	599,851
		27,726,138
Pipelines — 2.4%
Cheniere Corpus Christi Holdings LLC, 5.13%,
06/30/27 (Call 01/01/27)	2,000	1,984,420
Cheniere Energy Inc., 4.63%, 10/15/28
(Call 06/11/24)	1,134	1,094,299
Columbia Pipeline Group Inc., 4.50%, 06/01/25
(Call 03/01/25)	251	247,690
DCP Midstream Operating LP, 5.63%, 07/15/27
(Call 04/15/27)(a)	15	15,154
Enbridge Inc.
1.60%, 10/04/26 (Call 09/04/26)	95	87,054
3.70%, 07/15/27 (Call 04/15/27)	245	234,493

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware 1-5 Year USD Corporate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
4.25%, 12/01/26 (Call 09/01/26)	$135	$131,489
5.25%, 04/05/27 (Call 03/05/27)	200	199,573
5.30%, 04/05/29 (Call 03/05/29)	115	114,851
5.90%, 11/15/26 (Call 10/15/26)	390	394,225
6.00%, 11/15/28 (Call 10/15/28)	1,070	1,098,535
Energy Transfer LP
4.40%, 03/15/27 (Call 12/15/26)	120	116,906
5.55%, 02/15/28 (Call 01/15/28)	1,010	1,015,865
Enterprise Products Operating LLC
5.38%, 02/15/78 (Call 02/15/28),
(3-mo. SOFR + 2.832%)(b)	340	316,957
Series E, 5.25%, 08/16/77 (Call 08/16/27),
(3-mo. SOFR + 3.295%)(b)	420	402,742
Kinder Morgan Inc.
1.75%, 11/15/26 (Call 10/15/26)	204	187,253
4.30%, 03/01/28 (Call 12/01/27)	1,155	1,120,361
5.00%, 02/01/29 (Call 01/01/29)	820	807,956
MPLX LP
4.00%, 03/15/28 (Call 12/15/27)	430	410,417
4.13%, 03/01/27 (Call 12/01/26)	80	77,518
ONEOK Inc.
2.20%, 09/15/25 (Call 08/15/25)	600	574,373
4.00%, 07/13/27 (Call 04/13/27)	1,270	1,221,824
4.35%, 03/15/29 (Call 12/15/28)	500	479,350
4.55%, 07/15/28 (Call 04/15/28)	5	4,853
5.55%, 11/01/26 (Call 10/01/26)	485	486,136
5.65%, 11/01/28 (Call 10/01/28)	530	536,000
5.85%, 01/15/26 (Call 12/15/25)	2,803	2,815,792
Sabine Pass Liquefaction LLC
4.20%, 03/15/28 (Call 09/15/27)	15	14,453
5.00%, 03/15/27 (Call 09/15/26)	80	79,320
Spectra Energy Partners LP, 3.38%, 10/15/26
(Call 07/15/26)	150	143,178
Targa Resources Corp., 6.15%, 03/01/29
(Call 02/01/29)	1,005	1,036,151
Targa Resources Partners LP/Targa Resources
Partners Finance Corp.
5.00%, 01/15/28 (Call 07/01/24)	445	434,312
6.50%, 07/15/27 (Call 07/01/24)	15	15,099
Tennessee Gas Pipeline Co. LLC, 7.00%, 03/15/27	810	844,705
Western Midstream Operating LP
4.50%, 03/01/28 (Call 12/01/27)	625	603,221
4.65%, 07/01/26 (Call 04/01/26)	25	24,473
4.75%, 08/15/28 (Call 05/15/28)	70	68,194
6.35%, 01/15/29 (Call 12/15/28)	705	726,250
Williams Companies Inc. (The)
3.75%, 06/15/27 (Call 03/15/27)	50	47,779
4.00%, 09/15/25 (Call 06/15/25)	130	127,437
		20,340,658
Real Estate — 0.6%
CBRE Services Inc.
4.88%, 03/01/26 (Call 12/01/25)	3,405	3,361,633
5.50%, 04/01/29 (Call 03/01/29)	1,000	999,325
Jones Lang LaSalle Inc., 6.88%, 12/01/28
(Call 11/01/28)	500	523,067
		4,884,025
Real Estate Investment Trusts — 5.0%
Alexandria Real Estate Equities Inc.
3.80%, 04/15/26 (Call 02/15/26)	10	9,689
3.95%, 01/15/27 (Call 10/15/26)	5	4,813
Security	Par (000)	Value

Real Estate Investment Trusts (continued)
American Tower Corp.
1.30%, 09/15/25 (Call 08/15/25)	$53	$50,208
1.45%, 09/15/26 (Call 08/15/26)	1,345	1,229,774
1.50%, 01/31/28 (Call 11/30/27)	510	444,309
1.60%, 04/15/26 (Call 03/15/26)	70	65,195
2.75%, 01/15/27 (Call 11/15/26)(a)	885	829,822
3.13%, 01/15/27 (Call 10/15/26)	845	798,865
3.38%, 10/15/26 (Call 07/15/26)(a)	490	467,533
3.55%, 07/15/27 (Call 04/15/27)	100	94,714
3.60%, 01/15/28 (Call 10/15/27)	40	37,603
3.65%, 03/15/27 (Call 02/15/27)(a)	35	33,479
3.95%, 03/15/29 (Call 12/15/28)	1,300	1,219,135
4.00%, 06/01/25 (Call 03/01/25)	65	63,970
4.40%, 02/15/26 (Call 11/15/25)	245	240,519
5.20%, 02/15/29 (Call 01/15/29)	170	168,763
5.25%, 07/15/28 (Call 06/15/28)	255	254,116
5.50%, 03/15/28 (Call 02/15/28)	230	230,925
5.80%, 11/15/28 (Call 10/15/28)	5	5,083
AvalonBay Communities Inc.
1.90%, 12/01/28 (Call 10/01/28)	750	655,343
3.20%, 01/15/28 (Call 10/15/27)	200	187,233
Boston Properties LP
2.75%, 10/01/26 (Call 07/01/26)	75	69,877
3.65%, 02/01/26 (Call 11/03/25)	640	616,347
4.50%, 12/01/28 (Call 09/01/28)	1,250	1,176,425
6.75%, 12/01/27 (Call 11/01/27)	655	672,973
Brixmor Operating Partnership LP, 3.90%, 03/15/27
(Call 12/15/26)(a)	85	81,196
COPT Defense Properties LP
2.00%, 01/15/29 (Call 11/15/28)	800	677,163
2.25%, 03/15/26 (Call 02/15/26)	315	296,551
Crown Castle Inc.
1.05%, 07/15/26 (Call 06/15/26)	100	91,157
1.35%, 07/15/25 (Call 06/15/25)	1,090	1,039,076
2.90%, 03/15/27 (Call 02/15/27)	1,645	1,538,072
3.65%, 09/01/27 (Call 06/01/27)	630	597,497
3.70%, 06/15/26 (Call 03/15/26)	80	77,181
3.80%, 02/15/28 (Call 11/15/27)	2,990	2,822,081
4.00%, 03/01/27 (Call 12/01/26)	65	62,589
4.30%, 02/15/29 (Call 11/15/28)	490	466,331
4.45%, 02/15/26 (Call 11/15/25)	953	935,834
4.80%, 09/01/28 (Call 08/01/28)	530	517,381
5.00%, 01/11/28 (Call 12/11/27)	625	615,158
Digital Realty Trust LP
3.70%, 08/15/27 (Call 05/15/27)	1,050	999,642
4.45%, 07/15/28 (Call 04/15/28)	1,430	1,381,596
5.55%, 01/15/28 (Call 12/15/27)	280	281,484
DOC DR LLC, 3.95%, 01/15/28 (Call 10/15/27)	120	114,474
EPR Properties
4.50%, 06/01/27 (Call 03/01/27)(a)	385	366,274
4.75%, 12/15/26 (Call 09/15/26)(a)	500	482,796
Equinix Inc.
1.00%, 09/15/25 (Call 08/15/25)	1,578	1,487,086
1.25%, 07/15/25 (Call 06/15/25)	498	474,439
1.45%, 05/15/26 (Call 04/15/26)	974	900,294
1.80%, 07/15/27 (Call 05/15/27)	15	13,465
2.90%, 11/18/26 (Call 09/18/26)	95	89,346
ERP Operating LP
3.38%, 06/01/25 (Call 03/01/25)	51	49,873
3.50%, 03/01/28 (Call 12/01/27)	250	235,967
Essex Portfolio LP, 1.70%, 03/01/28 (Call 01/01/28)	205	178,954

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware 1-5 Year USD Corporate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Federal Realty OP LP
1.25%, 02/15/26 (Call 01/15/26)	$700	$651,180
3.25%, 07/15/27 (Call 04/15/27)(a)	1,200	1,126,409
5.38%, 05/01/28 (Call 04/01/28)	1,100	1,096,612
Healthpeak OP LLC
1.35%, 02/01/27 (Call 01/01/27)	625	564,616
2.13%, 12/01/28 (Call 10/01/28)(a)	735	645,117
3.25%, 07/15/26 (Call 05/15/26)	95	90,713
4.00%, 06/01/25 (Call 03/01/25)(a)	348	341,946
Highwoods Realty LP, 4.13%, 03/15/28
(Call 12/15/27)	300	280,397
Host Hotels & Resorts LP
Series E, 4.00%, 06/15/25 (Call 03/15/25)	440	431,789
Series F, 4.50%, 02/01/26 (Call 11/01/25)	1,342	1,314,021
Kilroy Realty LP
4.38%, 10/01/25 (Call 07/01/25)	218	213,446
4.75%, 12/15/28 (Call 09/15/28)	50	47,192
Omega Healthcare Investors Inc.
4.50%, 04/01/27 (Call 01/01/27)	505	487,733
4.75%, 01/15/28 (Call 10/15/27)	180	173,156
Piedmont Operating Partnership LP, 9.25%, 07/20/28
(Call 06/20/28)	200	213,664
Prologis LP
2.13%, 04/15/27 (Call 02/15/27)	50	46,044
3.38%, 12/15/27 (Call 09/15/27)(a)	1,000	946,854
4.88%, 06/15/28 (Call 05/15/28)	770	764,026
Realty Income Corp., 3.40%, 01/15/28 (Call 11/15/27)	255	239,697
Sabra Health Care LP, 5.13%, 08/15/26
(Call 05/15/26)	147	144,239
Simon Property Group LP
1.75%, 02/01/28 (Call 11/01/27)	715	634,206
3.38%, 12/01/27 (Call 09/01/27)	600	566,796
3.50%, 09/01/25 (Call 06/01/25)	180	175,793
SITE Centers Corp., 4.25%, 02/01/26 (Call 11/01/25)	245	241,170
Store Capital LLC, 4.50%, 03/15/28 (Call 12/15/27)	145	137,250
Ventas Realty LP
3.25%, 10/15/26 (Call 07/15/26)	305	288,255
3.85%, 04/01/27 (Call 01/01/27)	805	771,597
4.13%, 01/15/26 (Call 10/15/25)	95	92,756
4.40%, 01/15/29 (Call 10/15/28)	110	105,242
Welltower OP LLC
2.05%, 01/15/29 (Call 11/15/28)	400	347,149
2.70%, 02/15/27 (Call 12/15/26)	2,115	1,985,305
4.00%, 06/01/25 (Call 03/01/25)	213	210,081
4.13%, 03/15/29 (Call 12/15/28)	585	555,445
4.25%, 04/01/26 (Call 01/01/26)	140	137,003
4.25%, 04/15/28 (Call 01/15/28)	265	255,008
Weyerhaeuser Co., 6.95%, 10/01/27	10	10,505
		42,832,082
Retail — 2.3%
AutoZone Inc.
5.05%, 07/15/26	180	178,922
6.25%, 11/01/28 (Call 10/01/28)	175	181,684
Best Buy Co. Inc., 4.45%, 10/01/28 (Call 07/01/28)(a)	3,575	3,468,633
Costco Wholesale Corp., 1.38%, 06/20/27
(Call 04/20/27)	100	90,218
Home Depot Inc. (The)
1.50%, 09/15/28 (Call 07/15/28)(a)	830	721,614
2.13%, 09/15/26 (Call 06/15/26)	180	168,776
2.50%, 04/15/27 (Call 02/15/27)	2,455	2,296,572
2.80%, 09/14/27 (Call 06/14/27)	880	822,903
Security	Par (000)	Value

Retail (continued)
2.88%, 04/15/27 (Call 03/15/27)	$785	$741,486
3.00%, 04/01/26 (Call 01/01/26)	265	255,414
3.35%, 09/15/25 (Call 06/15/25)	341	333,164
3.90%, 12/06/28 (Call 09/06/28)(a)	15	14,427
Lowe's Companies Inc.
1.70%, 09/15/28 (Call 07/15/28)	42	36,526
2.50%, 04/15/26 (Call 01/15/26)	105	99,899
3.10%, 05/03/27 (Call 02/03/27)	860	814,979
3.35%, 04/01/27 (Call 03/01/27)(a)	1,930	1,840,099
3.38%, 09/15/25 (Call 06/15/25)	125	121,859
3.65%, 04/05/29 (Call 01/05/29)	500	468,591
4.40%, 09/08/25	90	88,877
4.80%, 04/01/26 (Call 03/01/26)	70	69,404
McDonald's Corp., 4.80%, 08/14/28 (Call 07/14/28)	75	74,242
Starbucks Corp.
2.00%, 03/12/27 (Call 01/12/27)	50	45,969
3.80%, 08/15/25 (Call 06/15/25)	13	12,756
4.75%, 02/15/26 (Call 01/15/26)	50	49,576
4.85%, 02/08/27 (Call 01/08/27)(a)	200	198,681
Target Corp.
1.95%, 01/15/27 (Call 12/15/26)(a)	1,440	1,339,562
2.50%, 04/15/26	5,162	4,935,929
3.38%, 04/15/29 (Call 01/15/29)	100	93,620
		19,564,382
Semiconductors — 2.1%
Applied Materials Inc.
3.30%, 04/01/27 (Call 01/01/27)	135	129,466
3.90%, 10/01/25 (Call 07/01/25)	1,558	1,532,670
Broadcom Corp./Broadcom Cayman Finance Ltd.,
3.88%, 01/15/27 (Call 10/15/26)	45	43,434
Intel Corp.
1.60%, 08/12/28 (Call 06/12/28)	1,580	1,375,222
2.60%, 05/19/26 (Call 02/19/26)	1,570	1,494,642
3.15%, 05/11/27 (Call 02/11/27)(a)	185	175,459
3.70%, 07/29/25 (Call 04/29/25)	447	438,553
3.75%, 03/25/27 (Call 01/25/27)(a)	462	445,760
3.75%, 08/05/27 (Call 07/05/27)	870	836,359
4.88%, 02/10/26	685	680,766
4.88%, 02/10/28 (Call 01/10/28)	340	337,602
Lam Research Corp.
3.75%, 03/15/26 (Call 01/15/26)	127	123,807
4.00%, 03/15/29 (Call 12/15/28)	800	766,129
Marvell Technology Inc.
2.45%, 04/15/28 (Call 02/15/28)	290	260,644
4.88%, 06/22/28 (Call 03/22/28)	85	83,317
5.75%, 02/15/29 (Call 01/15/29)	320	325,521
Micron Technology Inc.
4.19%, 02/15/27 (Call 12/15/26)	25	24,266
5.38%, 04/15/28 (Call 03/15/28)	200	200,747
NVIDIA Corp.
1.55%, 06/15/28 (Call 04/15/28)	395	349,548
3.20%, 09/16/26 (Call 06/16/26)	1,140	1,100,564
NXP BV/NXP Funding LLC
5.35%, 03/01/26 (Call 01/01/26)	407	405,743
5.55%, 12/01/28 (Call 09/01/28)	650	655,189
NXP BV/NXP Funding LLC/NXP USA Inc.
3.15%, 05/01/27 (Call 03/01/27)	260	245,128
3.88%, 06/18/26 (Call 04/18/26)	85	82,490
4.40%, 06/01/27 (Call 05/01/27)	370	360,809
Qualcomm Inc., 3.25%, 05/20/27 (Call 02/20/27)	45	43,084

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware 1-5 Year USD Corporate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Semiconductors (continued)
Skyworks Solutions Inc., 1.80%, 06/01/26
(Call 05/01/26)	$27	$24,999
Texas Instruments Inc.
1.13%, 09/15/26 (Call 08/15/26)	325	298,117
2.90%, 11/03/27 (Call 08/03/27)(a)	560	525,582
4.60%, 02/08/27 (Call 01/08/27)	130	129,140
4.60%, 02/15/28 (Call 01/15/28)	1,645	1,629,596
4.60%, 02/08/29 (Call 01/08/29)	1,350	1,336,141
TSMC Arizona Corp.
1.75%, 10/25/26 (Call 09/25/26)	200	184,281
3.88%, 04/22/27 (Call 03/22/27)	1,215	1,172,593
4.13%, 04/22/29 (Call 02/22/29)	250	241,750
		18,059,118
Shipbuilding — 0.1%
Huntington Ingalls Industries Inc.
2.04%, 08/16/28 (Call 06/16/28)	480	419,227
3.48%, 12/01/27 (Call 09/01/27)	675	631,834
		1,051,061
Software — 4.2%
Adobe Inc.
2.15%, 02/01/27 (Call 12/01/26)	7,420	6,905,140
4.80%, 04/04/29 (Call 03/04/29)	250	249,493
4.85%, 04/04/27 (Call 03/04/27)	165	164,735
Autodesk Inc.
3.50%, 06/15/27 (Call 03/15/27)	1,465	1,397,898
4.38%, 06/15/25 (Call 03/15/25)(a)	374	369,732
Broadridge Financial Solutions Inc., 3.40%, 06/27/26
(Call 03/27/26)	1,000	962,251
Concentrix Corp., 6.60%, 08/02/28 (Call 07/02/28)(a)	240	241,947
Electronic Arts Inc., 4.80%, 03/01/26 (Call 12/01/25)	540	535,556
Fidelity National Information Services Inc.
1.15%, 03/01/26 (Call 02/01/26)	85	78,900
1.65%, 03/01/28 (Call 01/01/28)	250	219,396
Fiserv Inc.
3.20%, 07/01/26 (Call 05/01/26)	35	33,516
3.85%, 06/01/25 (Call 03/01/25)	32	31,426
5.38%, 08/21/28 (Call 07/21/28)(a)	275	275,529
5.45%, 03/02/28 (Call 02/02/28)(a)	200	200,989
Intuit Inc.
0.95%, 07/15/25 (Call 06/15/25)	4,466	4,252,836
1.35%, 07/15/27 (Call 05/15/27)	195	174,621
5.13%, 09/15/28 (Call 08/15/28)	5	5,028
Microsoft Corp.
2.40%, 08/08/26 (Call 05/08/26)	3,515	3,331,269
3.13%, 11/03/25 (Call 08/03/25)	2,110	2,053,975
3.30%, 02/06/27 (Call 11/06/26)	5,410	5,206,363
Oracle Corp.
1.65%, 03/25/26 (Call 02/25/26)	25	23,390
2.30%, 03/25/28 (Call 01/25/28)	1,705	1,533,803
2.65%, 07/15/26 (Call 04/15/26)	37	34,948
2.80%, 04/01/27 (Call 02/01/27)	2,015	1,885,116
3.25%, 11/15/27 (Call 08/15/27)	10	9,391
4.50%, 05/06/28 (Call 04/06/28)	5	4,891
Roper Technologies Inc.
1.00%, 09/15/25 (Call 08/15/25)	106	100,097
1.40%, 09/15/27 (Call 07/15/27)	365	322,959
Salesforce Inc., 3.70%, 04/11/28 (Call 01/11/28)	860	825,529
Take-Two Interactive Software Inc.
3.70%, 04/14/27 (Call 03/14/27)	350	335,494
4.95%, 03/28/28 (Call 02/28/28)	270	266,970
Security	Par (000)	Value

Software (continued)
VMware LLC
1.40%, 08/15/26 (Call 07/15/26)	$2,947	$2,697,778
4.65%, 05/15/27 (Call 03/15/27)	30	29,420
Workday Inc.
3.50%, 04/01/27 (Call 03/01/27)	690	659,402
3.70%, 04/01/29 (Call 02/01/29)	400	374,355
		35,794,143
Telecommunications — 1.8%
AT&T Inc.
1.65%, 02/01/28 (Call 12/01/27)	1,730	1,528,606
2.30%, 06/01/27 (Call 04/01/27)	65	59,741
3.80%, 02/15/27 (Call 11/15/26)	10	9,639
4.10%, 02/15/28 (Call 11/15/27)	510	490,962
British Telecommunications PLC, 5.13%, 12/04/28
(Call 09/04/28)	1,000	992,684
Cisco Systems Inc.
2.50%, 09/20/26 (Call 06/20/26)	65	61,605
2.95%, 02/28/26	55	53,017
3.50%, 06/15/25	2,224	2,186,237
4.85%, 02/26/29 (Call 01/26/29)	75	74,774
Nokia OYJ, 4.38%, 06/12/27	560	544,671
Rogers Communications Inc.
2.90%, 11/15/26 (Call 08/15/26)	736	692,409
3.20%, 03/15/27 (Call 02/15/27)(a)	720	681,055
3.63%, 12/15/25 (Call 09/15/25)	1,465	1,421,298
5.00%, 02/15/29 (Call 01/15/29)	135	132,913
TELUS Corp.
2.80%, 02/16/27 (Call 11/16/26)	115	107,556
3.70%, 09/15/27 (Call 06/15/27)	160	152,254
T-Mobile USA Inc.
2.05%, 02/15/28 (Call 12/15/27)	595	531,490
3.75%, 04/15/27 (Call 02/15/27)	95	91,077
4.80%, 07/15/28 (Call 06/15/28)	345	339,219
4.95%, 03/15/28 (Call 02/15/28)	250	247,279
Verizon Communications Inc.
1.45%, 03/20/26 (Call 02/20/26)	53	49,532
2.10%, 03/22/28 (Call 01/22/28)	1,408	1,261,461
2.63%, 08/15/26(a)	800	757,292
3.00%, 03/22/27 (Call 01/22/27)	2,295	2,167,372
4.13%, 03/16/27	315	306,831
4.33%, 09/21/28	505	489,410
Vodafone Group PLC, 4.38%, 05/30/28(a)	10	9,761
		15,440,145
Toys, Games & Hobbies — 0.2%
Hasbro Inc.
3.50%, 09/15/27 (Call 06/15/27)(a)	430	403,540
3.55%, 11/19/26 (Call 09/19/26)	1,635	1,556,438
		1,959,978
Transportation — 1.3%
Canadian National Railway Co.
2.75%, 03/01/26 (Call 12/01/25)	17	16,349
6.90%, 07/15/28(a)	600	643,464
Canadian Pacific Railway Co., 1.75%, 12/02/26
(Call 11/02/26)	55	50,493
CH Robinson Worldwide Inc., 4.20%, 04/15/28
(Call 01/15/28)	2,410	2,325,371
Norfolk Southern Corp.
2.90%, 06/15/26 (Call 03/15/26)	40	38,202
3.15%, 06/01/27 (Call 03/01/27)	25	23,625
3.65%, 08/01/25 (Call 06/01/25)	10	9,793

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware 1-5 Year USD Corporate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
Ryder System Inc.
1.75%, 09/01/26 (Call 08/01/26)	$935	$861,420
2.85%, 03/01/27 (Call 02/01/27)	155	145,437
2.90%, 12/01/26 (Call 10/01/26)	1,975	1,860,307
3.35%, 09/01/25 (Call 08/01/25)	1,721	1,673,286
4.30%, 06/15/27 (Call 05/15/27)	510	494,993
4.63%, 06/01/25 (Call 05/01/25)(a)	297	293,840
5.25%, 06/01/28 (Call 05/01/28)	215	215,315
5.30%, 03/15/27 (Call 02/15/27)	145	145,155
5.38%, 03/15/29 (Call 02/15/29)	1,495	1,499,332
5.50%, 06/01/29 (Call 05/01/29)	55	55,221
5.65%, 03/01/28 (Call 02/01/28)	230	232,624
6.30%, 12/01/28 (Call 11/01/28)	425	441,227
Union Pacific Corp.
2.15%, 02/05/27 (Call 12/05/26)	35	32,483
3.00%, 04/15/27 (Call 01/15/27)	20	18,967
3.25%, 08/15/25 (Call 05/15/25)	12	11,707
3.75%, 07/15/25 (Call 05/15/25)	45	44,270
United Parcel Service Inc., 2.40%, 11/15/26
(Call 08/15/26)	105	98,702
		11,231,583
Trucking & Leasing — 0.4%
GATX Corp.
3.25%, 09/15/26 (Call 06/15/26)	10	9,527
3.50%, 03/15/28 (Call 12/15/27)	1,690	1,580,596
4.70%, 04/01/29 (Call 01/01/29)	1,490	1,454,346
5.40%, 03/15/27 (Call 02/15/27)	45	44,997
		3,089,466
Venture Capital — 0.0%
Hercules Capital Inc.
2.63%, 09/16/26 (Call 08/16/26)	55	50,247
3.38%, 01/20/27 (Call 12/20/26)	285	262,548
		312,795
Water — 0.1%
American Water Capital Corp., 3.75%, 09/01/28
(Call 06/01/28)	500	475,110

Total Long-Term Investments — 98.6%
(Cost: $861,912,744)		842,385,985
Security	Shares	Value

Short-Term Securities

Money Market Funds — 3.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.49%(e)(f)(g)	23,471,863	$23,478,904
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.28%(e)(f)	5,880,000	5,880,000

Total Short-Term Securities — 3.4%
(Cost: $29,346,929)		29,358,904

Total Investments — 102.0%
(Cost: $891,259,673)		871,744,889

Liabilities in Excess of Other Assets — (2.0)%		(17,293,923)

Net Assets — 100.0%		$854,450,966

(a)	All or a portion of this security is on loan.

(b)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.

(d)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Affiliate of the Fund.

(f)	Annualized 7-day yield as of period end.

(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/29/24	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/24	Shares Held at 05/31/24	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$39,734,469	$—		$(16,250,686	)(a)	$(3,198)	$(1,681)	$23,478,904	23,471,863	$31,338	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,350,000	4,530,000	(a)	—		—	—	5,880,000	5,880,000	59,185		—
						$(3,198)	$(1,681)	$29,358,904		$90,523		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware 1-5 Year USD Corporate Bond ETF
May 31, 2024

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$842,385,985	$—	$842,385,985
Short-Term Securities
Money Market Funds	29,358,904	—	—	29,358,904
	$29,358,904	$842,385,985	$—	$871,744,889

Portfolio Abbreviation

CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate